United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2019

Date of Reporting Period: Quarter ended 04/30/2019

Item 1.	Schedule of Investments

Federated Capital Reserves Fund
Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—2.0%
		Banking—0.5%
$20,000,000	[1]	Pepper I-Prime 2018-2 Trust, Class A1U1, (National Australia Bank Ltd., Melbourne GTD), 2.822% (1-month USLIBOR +0.350%), 10/13/2019	$20,000,000
		Finance - Automotive—1.4%
7,017,273		AmeriCredit Automobile Receivables Trust 2019-1, Class A1, 2.659%, 3/18/2020	7,017,273
32,969,820		Drive Auto Receivables Trust 2019-2, Class A1, 2.648%, 3/16/2020	32,969,820
16,675,341		Enterprise Fleet Financing 2019-1, LLC, Class A1, 2.700%, 3/23/2020	16,675,341
		TOTAL	56,662,434
		Finance - Retail—0.1%
4,985,914	[1]	Holmes Master Issuer PLC 2018-2A, Class A1, 2.822% (1-month USLIBOR +0.350%), 7/15/2019	4,985,914
		TOTAL ASSET-BACKED SECURITIES	81,648,348
		CERTIFICATES OF DEPOSIT—5.5%
		Banking—5.5%
50,000,000		MUFG Bank Ltd., 2.700%, 5/29/2019	50,000,000
75,000,000		Sumitomo Mitsui Banking Corp., 2.600%—2.630%, 6/4/2019 - 9/3/2019	75,000,000
20,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.600%, 7/10/2019	20,000,000
50,000,000		Toronto Dominion Bank, 2.600%, 10/1/2019	50,000,000
35,000,000		Toronto Dominion Bank, 3.100%, 10/25/2019	35,000,000
		TOTAL CERTIFICATES OF DEPOSIT	230,000,000
	[2]	COMMERCIAL PAPER—43.6%
		Aerospace / Auto—1.5%
65,000,000		Northrop Grumman Corp., 2.762%—3.053%, 5/1/2019 - 6/19/2019	64,981,285
		Banking—11.1%
60,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.630%, 10/4/2019	60,000,000
30,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.670%, 9/19/2019	30,000,000
67,610,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.596%, 7/2/2019	67,309,586
30,000,000		Bedford Row Funding Corp., (Guaranteed by Royal Bank of Canada), 2.595%—3.060%, 10/1/2019 - 10/11/2019	29,660,762
35,000,000		Credit Suisse AG, 2.675%, 9/3/2019	34,679,167
15,000,000	[1]	Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.641% (1-month USLIBOR +0.170%), 1/9/2020	15,000,000
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 3.044%, 6/3/2019	49,862,500
42,000,000		Great Bridge Capital Co., LLC, 2.690%—2.720%, 6/28/2019 - 7/25/2019	41,793,850
50,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.967%, 6/3/2019	49,865,708
15,000,000		MUFG Bank Ltd., 2.669%, 7/5/2019	14,928,500
45,000,000		Ridgefield Funding Company, LLC Series B, (Societe Generale, Paris COL), 2.718%, 5/2/2019	44,996,625
25,000,000		Versailles Commercial Paper LLC, (Natixis LIQ), 2.568%—2.720%, 5/1/2019 - 6/21/2019	24,981,938
		TOTAL	463,078,636
		Chemicals—0.9%
39,000,000		LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 2.648%—2.649%, 5/14/2019 - 6/6/2019	38,920,653
		Consumer Products—0.7%
1,890,000		Clorox Co., 2.705%, 5/20/2019	1,887,307
29,000,000		Philip Morris International, Inc., 2.632%, 6/27/2019	28,880,157
		TOTAL	30,767,464
		Diversified Consumer Service—0.5%
20,000,000		Parker-Hannifin Corp., 2.754%, 5/24/2019	19,964,989
		Electric Power—2.7%
112,000,000		Duke Energy Corp., 2.634%—2.644%, 5/10/2019 - 6/5/2019	111,818,883
1

Principal Amount			Value
	[2]	COMMERCIAL PAPER—continued
		Finance - Automotive—0.0%
$1,000,000		Ford Motor Credit Co. LLC, 2.936%, 5/2/2019	$999,919
		Finance - Commercial—0.6%
25,000,000		CHARTA, LLC, 2.655%, 8/29/2019	24,781,667
		Finance - Equipment—1.9%
80,000,000		Caterpillar Financial Services Corp., 2.555%—2.576%, 5/17/2019 - 6/17/2019	79,798,889
		Finance - Retail—6.5%
158,550,000		Barton Capital S.A., 2.577%—2.608%, 7/1/2019 - 7/11/2019	157,836,297
25,000,000		Chariot Funding LLC, 2.722%, 3/9/2020	24,423,993
25,000,000		Sheffield Receivables Company LLC, 2.697%, 6/20/2019	24,907,292
65,000,000		Thunder Bay Funding, LLC, 2.635%—3.070%, 9/16/2019 - 9/25/2019	64,260,833
		TOTAL	271,428,415
		Food & Beverage—2.0%
42,000,000		Diageo Capital PLC, (Diageo PLC GTD), 2.695%, 5/22/2019	41,934,095
43,000,000		Mondelez International, Inc., 2.778%—2.839%, 5/2/2019 - 6/24/2019	42,937,179
		TOTAL	84,871,274
		Insurance—1.2%
50,000,000		UnitedHealth Group, Inc., 2.708%, 6/26/2019	49,790,778
		Machinery, Equipment, Auto—1.0%
44,000,000		Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. Support Agreement), 2.681%—2.682%, 5/22/2019 - 5/29/2019	43,915,895
		Mining—2.0%
82,200,000		Nutrien Ltd., 2.621%—2.706%, 5/1/2019 - 5/17/2019	82,149,808
		Oil & Oil Finance—5.2%
219,000,000		BP Capital Markets PLC, (Guaranteed by BP PLC), 2.696%—2.699%, 8/13/2019 - 8/26/2019	217,147,836
		Pharmaceuticals and Health Care—1.1%
45,000,000		AstraZeneca PLC, 2.877%, 6/12/2019	44,850,375
		Sovereign—0.4%
15,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.603%, 9/22/2019	14,849,012
		Telecommunications—3.9%
95,000,000		Bell Canada, 2.697%—2.706%, 5/10/2019 - 5/24/2019	94,868,426
68,550,000		Comcast Corp., 2.633%—2.686%, 5/1/2019 - 5/24/2019	68,477,896
		TOTAL	163,346,322
		Utility Gas—0.4%
15,416,000		Southern Co. Gas Capital, 2.703%, 5/10/2019	15,405,594
		TOTAL COMMERCIAL PAPER	1,822,867,694
	[1]	NOTES-VARIABLE—29.0%
		Banking—25.6%
14,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.772% (1-month USLIBOR +0.290%), 5/13/2019	14,000,000
18,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.813% (1-month USLIBOR +0.340%), 5/7/2019	18,000,000
35,750,000		Berwyn Municipal Securitization Corp., Taxable Muni Funding Trust (Series 2019-009) Weekly VRDNs, (Barclays Bank PLC LOC), 2.520%, 5/2/2019	35,750,000
49,050,000		BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009) Daily VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 2.500%, 5/1/2019	49,050,000
34,140,000		BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019) Daily VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 2.500%, 5/1/2019	34,140,000
20,000,000		BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015) Daily VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 2.500%, 5/1/2019	20,000,000
20,000,000		Canadian Imperial Bank of Commerce, 2.718% (3-month USLIBOR +0.130%), 7/8/2019	20,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.725% (3-month USLIBOR +0.130%), 7/3/2019	50,000,000
80,000,000		Canadian Imperial Bank of Commerce, 2.773% (1-month USLIBOR +0.300%), 5/6/2019	80,000,000
30,000,000		Canadian Imperial Bank of Commerce, 2.837% (1-month USLIBOR +0.350%), 5/21/2019	30,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.893% (1-month USLIBOR +0.400%), 5/3/2019	50,000,000
2

Principal Amount			Value
	[1]	NOTES-VARIABLE—continued
		Banking—continued
$35,080,000		Carol Allen Family Liquidity Trust, (Comerica Bank LOC), 2.520%, 5/2/2019	$35,080,000
20,120,000		Catholic Health Initiatives, Taxable Muni Funding Trust (Series 2019-007) Weekly VRDNs, (Barclays Bank PLC LOC), 2.830%, 5/2/2019	20,120,000
30,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.802% (3-month USLIBOR +0.220%), 7/30/2019	30,000,000
3,105,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 2.483%, 5/2/2019	3,105,000
10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 2.730%, 5/1/2019	10,265,000
7,090,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 2.500%, 5/2/2019	7,090,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 2.530%, 5/2/2019	9,590,000
3,310,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.930%, 5/3/2019	3,310,000
14,215,000		Gerald J. Rubin Special Trust No. 1, (Goldman Sachs Bank USA LOC), 2.530%, 5/2/2019	14,215,000
5,670,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 2.500%, 5/2/2019	5,670,000
840,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank, N.A. LOC), 2.700%, 5/2/2019	840,000
22,790,000		IRT Funding Trust / VAP Master Trust II, Taxable Muni Funding Trust (Series 2019-008) VRDNs, (Barclays Bank PLC LOC), 2.830%, 5/2/2019	22,790,000
18,085,000		J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 2.530%, 5/2/2019	18,085,000
115,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003—B, (Fulton Bank, N.A. LOC), 2.700%, 5/2/2019	115,000
3,405,000		Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 2.530%, 5/2/2019	3,405,000
23,935,000		RBS Insurance Trust, Series 2015, (BOKF, N.A. LOC), 2.530%, 5/2/2019	23,935,000
50,000,000		Royal Bank of Canada, 2.730% (Effective Fed Funds +0.280%), 5/1/2019	50,000,000
15,000,000		Royal Bank of Canada, 2.730% (Effective Fed Funds +0.280%), 5/1/2019	15,000,000
10,000,000		Royal Bank of Canada, 2.798% (3-month USLIBOR +0.210%), 7/8/2019	10,000,000
9,470,000		Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 2.530%, 5/2/2019	9,470,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 2.520%, 5/2/2019	13,875,000
60,000,000		Sumitomo Mitsui Banking Corp., 2.656% (1-month USLIBOR +0.180%), 5/27/2019	60,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.813% (1-month USLIBOR +0.320%), 5/3/2019	50,000,000
3,600,000		Szuch and Plotkin Irrevocable Trust Agreement, Series 2016, (BOKF, N.A. LOC), 2.530%, 5/2/2019	3,600,000
2,600,000		Taxable Muni Funding Trust 2018-003, Barclays (Series 2018-003) Weekly VRDNs, (Barclays Bank PLC LOC), 2.830%, 5/2/2019	2,600,000
11,935,000		The Gregory P. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.483%, 5/2/2019	11,935,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 2.520%, 5/1/2019	6,460,000
5,825,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Bank of America N.A. LOC), 2.530%, 5/1/2019	5,825,000
8,820,000		The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 2.530%, 5/2/2019	8,820,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 2.530%, 5/2/2019	9,825,000
9,240,000		The Murray D. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.483%, 5/2/2019	9,240,000
9,550,000		The Ray L. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.483%, 5/2/2019	9,550,000
5,565,000		The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 2.530%, 5/2/2019	5,565,000
6,680,000		The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 2.530%, 5/2/2019	6,680,000
50,000,000		Toronto Dominion Bank, 2.857% (1-month USLIBOR +0.370%), 5/20/2019	50,000,000
10,000,000		Toronto Dominion Bank, 2.944% (3-month USLIBOR +0.210%), 5/6/2019	10,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 2.530%, 5/2/2019	7,305,000
15,000,000		Westpac Banking Corp. Ltd., Sydney, 2.697% (1-month USLIBOR +0.210%), 5/20/2019	15,000,000
35,000,000		Westpac Banking Corp. Ltd., Sydney, 2.720% (Effective Fed Funds +0.270%), 5/1/2019	35,000,000
15,000,000		Westpac Banking Corp. Ltd., Sydney, 2.730% (Effective Fed Funds +0.280%), 5/1/2019	15,000,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 2.772% (1-month USLIBOR +0.300%), 5/13/2019	20,000,000
8,240,000		Wingo Family Master Trust, (BOKF, N.A. LOC), 2.530%, 5/2/2019	8,240,000
13,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Drake Cement LLC), Taxble (Series 2015) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 2.550%, 5/2/2019	13,000,000
		TOTAL	1,070,545,000
		Finance - Retail—1.2%
50,000,000		Chariot Funding LLC, 2.683% (1-month USLIBOR +0.190%), 5/1/2019	50,000,000
3

Principal Amount			Value
	[1]	NOTES-VARIABLE—continued
		Government Agency—1.7%
$44,345,000		Jefferson at Stadium Park—Phase B Owner LLC, Jefferson at Stadium Park Apartments, (Federal Home Loan Bank of San Francisco LOC), 2.490%, 5/2/2019	$44,345,000
3,935,000		Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 2.530%, 5/2/2019	3,935,000
10,725,000		Joseph L. Goggins Irrevocable Insurance Trust, Series 2018, (Federal Home Loan Bank of Atlanta LOC), 2.500%, 5/2/2019	10,725,000
8,140,000		Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (Federal Home Loan Bank of New York LOC), 2.530%, 5/2/2019	8,140,000
6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 2.500%, 5/2/2019	6,060,000
		TOTAL	73,205,000
		Municipals—0.5%
20,000,000		Alaska State Housing Finance Corp., (2017 Series B) TAXABLE Weekly VRDNs, 2.490%, 5/2/2019	20,000,000
		TOTAL NOTES-VARIABLE	1,213,750,000
		Notes-Municipal—0.2%
		Municipals—0.2%
8,319,000		Broome County, NY, Taxable (Series B) BANs, 3.000%, 5/1/2020 (IDENTIFIED COST $8,339,132)	8,339,132
		OTHER REPURCHASE AGREEMENTS—5.3%
40,000,000		BNP Paribas SA, 2.550%, 5/1/2019, interest in a $50,000,000 collateralized loan agreement, dated 4/30/2019, will repurchase securities provided as collateral for $50,003,542, in which asset-backed securities, collateralized mortgage-backed obligations, corporate bonds, medium-term notes and U.S. government agency securities with a market value of $51,003,613 have been received as collateral and held with BNY Mellon as tri-party agent.	40,000,000
70,000,000		Citigroup Global Markets, Inc., 3.026%, 8/1/2019, interest in a $90,000,000 collateralized loan agreement, dated 2/1/2019, will repurchase securities provided as collateral for $91,369,039, in which asset-backed securities and collateralized mortgage-backed obligations with a market value of $92,055,758 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000
50,000,000		Citigroup Global Markets, Inc., 2.976%, 8/1/2019, interest in a $60,000,000 collateralized loan agreement, dated 2/1/2019, will repurchase securities provided as collateral for $60,897,609, in which certificates of deposit, corporate bonds and medium-term notes securities with a market value of $61,367,955 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000		HSBC Securities (USA), Inc., 2.520%, 5/1/2019, interest in a $50,000,000 collateralized loan agreement, dated 4/30/2019, will repurchase securities provided as collateral for $50,003,500, in which corporate bonds and medium-term notes securities with a market value of $51,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
10,000,000		Wells Fargo Securities LLC, 3.030%, 7/22/2019, interest in a $10,000,000 collateralized loan agreement, dated 4/23/2019, will repurchase securities provided as collateral for $10,075,750, in which collateralized mortgage-backed obligations with a market value of $10,206,868 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	220,000,000
		REPURCHASE AGREEMENTS—13.9%
331,000,000		Interest in $540,000,000 joint repurchase agreement, 2.750% dated 4/30/2019 under which Barclays Bank PLC will repurchase the securities provided as collateral for $540,041,250 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. treasury notes with various maturities to 8/15/2044 and the market value of those underlying securities was $550,842,139.	331,000,000
50,000,000		Interest in $200,000,000 joint repurchase agreement, 2.770% dated 4/30/2019 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,015,389 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency securities with various maturities to 2/25/2036 and the market value of those underlying securities was $205,160,433.	50,000,000
151,000,000		Interest in $200,000,000 joint repurchase agreement, 2.770% dated 4/30/2019 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $200,015,389 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. treasury notes and U.S. government agency securities with various maturities to 3/1/2049 and the market value of those underlying securities was $204,015,697.	151,000,000
50,000,000		Repurchase agreement, 2.770% dated 4/30/2019 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,003,847 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency securities with various maturities to 4/20/2049 and the market value of those underlying securities was $51,003,925.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	582,000,000
4

Principal Amount		Value
	INVESTMENT COMPANY—0.7%
26,997,500	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.520%[3] (IDENTIFIED COST $27,000,100)	$27,000,100
	TOTAL INVESTMENT IN SECURITIES—100.2% (AT AMORTIZED COST)	4,185,605,274
	OTHER ASSETS AND LIABILITIES—(0.2)%[4]	(6,867,817)
	TOTAL NET ASSETS—100%	$4,178,737,457
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.3% of the Fund's portfolio as calculated based upon total market value.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund Institutional Shares
Balance of Shares Held 7/31/2018	26,997,500
Purchases/Additions	—
Sales/Reductions	—
Balance of Shares Held 4/30/2019	26,997,500
Value	$27,000,100
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$475,417
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at the fund's NAV, which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“the Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
5

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$81,648,348	$—	$81,648,348
Certificates of Deposit	—	230,000,000	—	230,000,000
Commercial Paper	—	1,822,867,694	—	1,822,867,694
Notes-Variable	—	1,213,750,000	—	1,213,750,000
Notes-Municipal	—	8,339,132	—	8,339,132
Other Repurchase Agreements	—	220,000,000	—	220,000,000
Repurchase Agreements	—	582,000,000	—	582,000,000
Investment Company	27,000,100	—	—	27,000,100
TOTAL SECURITIES	$27,000,100	$4,158,605,174	$—	$4,185,605,274
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VMTP	—Variable Rate Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
6

Federated Government Reserves Fund
Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—43.9%
$79,750,000	[1]	Federal Farm Credit System Discount Notes, 2.400%—2.670%, 8/23/2019 - 12/10/2019	$78,700,253
74,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.388%—2.417% (1-month USLIBOR -0.085%), 5/1/2019 - 5/15/2019	74,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.393%—2.410% (1-month USLIBOR -0.080%), 5/13/2019 - 5/27/2019	49,997,486
68,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.414%—2.417% (1-month USLIBOR -0.065%), 5/12/2019 - 5/29/2019	68,497,808
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.419% (1-month USLIBOR -0.060%), 5/4/2019	29,999,535
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.423% (1-month USLIBOR -0.055%), 5/27/2019	9,999,670
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.437% (1-month USLIBOR -0.045%), 5/12/2019	10,000,000
8,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.441% (1-month USLIBOR -0.030%), 5/9/2019	8,500,000
21,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.458% (1-month USLIBOR -0.015%), 5/8/2019	21,000,000
91,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.473%—2.499% (1-month USLIBOR +0.000%), 5/13/2019 - 5/14/2019	91,500,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.474% (1-month USLIBOR -0.020%), 5/2/2019	19,999,458
35,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.479% (1-month USLIBOR +0.000%), 5/4/2019	34,998,829
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.483% (1-month USLIBOR +0.005%), 5/27/2019	19,999,220
14,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.575% (Effective Fed Funds +0.125%), 5/1/2019	13,998,720
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.585% (Secured Overnight Financing Rate +0.105%), 5/1/2019	25,000,000
21,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.600% (Secured Overnight Financing Rate +0.120%), 5/1/2019	21,000,000
508,000,000	[1]	Federal Home Loan Bank System Discount Notes, 2.394%—2.455%, 5/15/2019 - 3/24/2020	504,272,108
106,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.284%—2.298% (3-month USLIBOR -0.300%), 7/3/2019 - 7/10/2019	106,000,000
36,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.306% (3-month USLIBOR -0.295%), 7/16/2019	36,000,000
87,600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.317% (3-month USLIBOR -0.265%), 7/29/2019	87,600,000
232,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.317%—2.464% (3-month USLIBOR -0.275%), 5/7/2019 - 7/23/2019	232,000,000
75,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.338% (1-month USLIBOR -0.135%), 5/6/2019	75,000,000
55,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.341% (3-month USLIBOR -0.260%), 7/16/2019	55,000,000
177,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.348%—2.362% (1-month USLIBOR -0.125%), 5/4/2019 - 5/21/2019	177,000,000
55,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.350% (3-month USLIBOR -0.230%), 7/25/2019	55,003,571
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.359% (1-month USLIBOR -0.120%), 5/4/2019	50,000,000
110,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.382% (1-month USLIBOR -0.105%), 5/19/2019 - 5/23/2019	110,000,000
85,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.386% (1-month USLIBOR -0.085%), 5/9/2019	85,000,000
70,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.403% (1-month USLIBOR -0.080%), 5/26/2019	70,000,000
52,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.409%—2.428% (1-month USLIBOR -0.065%), 5/3/2019 - 5/8/2019	51,998,716
76,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.420%—2.424% (1-month USLIBOR -0.060%), 5/11/2019 - 5/18/2019	76,000,000
54,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.427%—2.432% (1-month USLIBOR -0.055%), 5/12/2019 - 5/20/2019	54,750,000
207,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.427%—2.443% (1-month USLIBOR -0.050%), 5/3/2019 - 5/19/2019	207,250,000
55,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.433% (1-month USLIBOR -0.045%), 5/28/2019	55,000,000
39,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.438% (1-month USLIBOR -0.040%), 5/27/2019	39,500,000
18,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.441% (3-month USLIBOR -0.150%), 7/22/2019	18,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.462% (1-month USLIBOR -0.025%), 5/20/2019	30,000,000
59,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.469%—2.491% (3-month USLIBOR -0.160%), 5/24/2019 - 5/28/2019	58,999,248
77,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.469%—2.493% (3-month USLIBOR -0.140%), 6/19/2019 - 6/26/2019	77,254,925
66,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.500% (Secured Overnight Financing Rate +0.020%), 5/1/2019	66,000,000
37,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.505% (Secured Overnight Financing Rate +0.025%), 5/1/2019	37,500,000
66,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.510% (Secured Overnight Financing Rate +0.030%), 5/1/2019	66,500,000
10,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.512% (3-month USLIBOR -0.185%), 5/10/2019	10,500,000
46,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.520% (Secured Overnight Financing Rate +0.040%), 5/1/2019	46,000,000
28,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.545% (Secured Overnight Financing Rate +0.065%), 5/1/2019	28,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.595% (Secured Overnight Financing Rate +0.115%), 5/1/2019	25,000,000
268,250,000		Federal Home Loan Bank System, 1.125%—2.580%, 5/20/2019 - 3/30/2020	268,181,759
1

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$74,000,000		Federal Home Loan Mortgage Corp., 2.460%—2.520%, 4/8/2020 - 4/15/2020	$74,000,000
25,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.555% (Secured Overnight Financing Rate +0.075%), 5/1/2019	25,500,000
36,325,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.600% (Secured Overnight Financing Rate +0.120%), 5/1/2019	36,325,000
22,600,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.640% (Secured Overnight Financing Rate +0.160%), 5/1/2019	22,600,000
65,500,000		Federal National Mortgage Association, 1.000%, 8/28/2019 - 10/24/2019	65,105,985
		TOTAL GOVERNMENT AGENCIES	3,660,032,291
		U.S. TREASURY—9.3%
50,000,000	[1]	United States Treasury Bill, 2.390%, 10/17/2019	49,439,014
29,000,000	[1]	United States Treasury Bill, 2.400%, 10/24/2019	28,659,733
52,500,000	[1]	United States Treasury Bills, 2.465%—2.468%, 2/27/2020	51,413,932
22,500,000	[2]	United States Treasury Floating Rate Notes, 2.432% (91-day T-Bill +0.033%), 5/7/2019	22,501,764
29,500,000	[2]	United States Treasury Floating Rate Notes, 2.442% (91-day T-Bill +0.043%), 5/7/2019	29,479,533
106,250,000	[2]	United States Treasury Floating Rate Notes, 2.444% (91-day T-Bill +0.045%), 5/7/2019	106,184,102
207,300,000	[2]	United States Treasury Floating Rate Notes, 2.514% (91-day T-Bill +0.115%), 5/7/2019	207,163,075
13,000,000		United States Treasury Note, 1.375%, 3/31/2020	12,861,389
80,000,000		United States Treasury Note, 1.500%, 10/31/2019	79,567,464
9,250,000		United States Treasury Note, 1.500%, 11/30/2019	9,194,271
20,000,000		United States Treasury Note, 1.875%, 12/31/2019	19,913,051
67,000,000		United States Treasury Note, 3.375%, 11/15/2019	67,304,139
73,700,000		United States Treasury Note, 3.625%, 8/15/2019	73,919,525
18,000,000		United States Treasury Notes, 1.250%—1.375%, 1/31/2020	17,835,332
		TOTAL U.S. TREASURY	775,436,324
		REPURCHASE AGREEMENTS—46.8%
200,000,000		Repurchase agreement, 2.770% dated 4/30/2019 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $200,015,389 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $204,988,027.	200,000,000
200,000,000		Repurchase agreement, 2.440% dated 4/4/2019 under which Barclays Bank PLC will repurchase the securities provided as collateral for $200,433,778 on 5/6/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2048 and the market value of those underlying securities was $204,428,627.	200,000,000
100,000,000		Repurchase agreement, 2.750% dated 4/30/2019 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,007,639 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $102,007,822.	100,000,000
149,687,000		Interest in $200,000,000 joint repurchase agreement, 2.770% dated 4/30/2019 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,015,389 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2036 and the market value of those underlying securities was $205,160,433.	149,687,000
100,000,000		Repurchase agreement, 2.460% dated 3/11/2019 under which BNP Paribas SA will repurchase the securities provided as collateral for $100,410,000 on 5/10/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/15/2049 and the market value of those underlying securities was $102,369,378.	100,000,000
100,000,000		Repurchase agreement, 2.460% dated 3/27/2019 under which BNP Paribas SA will repurchase the securities provided as collateral for $100,615,000 on 6/25/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $102,243,990.	100,000,000
250,000,000		Repurchase agreement, 2.460% dated 4/2/2019 under which BNP Paribas SA will repurchase the securities provided as collateral for $251,554,583 on 7/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 4/20/2049 and the market value of those underlying securities was $255,511,050.	250,000,000
50,000,000		Repurchase agreement, 2.470% dated 3/27/2019 under which BNP Paribas SA will repurchase the securities provided as collateral for $50,308,750 on 6/25/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $51,122,490.	50,000,000
60,000,000		Repurchase agreement, 2.450% dated 4/29/2019 under which BNP Paribas SA will repurchase the securities provided as collateral for $60,371,583 on 7/29/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $61,208,410.	60,000,000
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$106,000,000	Repurchase agreement, 2.770% dated 4/30/2019 under which BNP Paribas SA will repurchase the securities provided as collateral for $106,008,156 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 5/16/2059 and the market value of those underlying securities was $108,306,873.	$106,000,000
500,000,000	Repurchase agreement, 2.510% dated 4/30/2019 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,244,028 on 5/7/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 5/15/2048 and the market value of those underlying securities was $510,040,476.	500,000,000
1,500,000,000	Repurchase agreement, 2.750% dated 4/30/2019 under which Fixed Income Clearing Corporation will repurchase the securities provided as collateral for $1,500,114,583 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $1,530,000,046.	1,500,000,000
50,000,000	Repurchase agreement, 2.760% dated 4/30/2019 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $50,003,833 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $51,000,001.	50,000,000
100,000,000	Repurchase agreement, 2.520% dated 4/1/2019 under which Lloyds Bank Corporate Markets PLC will repurchase the securities provided as collateral for $100,217,000 on 5/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $102,126,409.	100,000,000
50,000,000	Repurchase agreement, 2.520% dated 4/26/2019 under which Lloyds Bank Corporate Markets PLC will repurchase the securities provided as collateral for $50,059,500 on 5/13/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $52,261,969.	50,000,000
32,000,000	Interest in $350,000,000 joint repurchase agreement, 2.730% dated 4/30/2019 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $350,026,542 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $357,027,085.	32,000,000
49,000,000	Interest in $200,000,000 joint repurchase agreement, 2.770% dated 4/30/2019 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $200,015,389 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 3/1/2049 and the market value of those underlying securities was $204,015,697.	49,000,000
300,000,000	Repurchase agreement, 2.770% dated 4/30/2019 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $300,023,083 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2043 and the market value of those underlying securities was $308,993,491.	300,000,000
	TOTAL REPURCHASE AGREEMENTS	3,896,687,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)	8,332,155,615
	OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	3,957,858
	TOTAL NET ASSETS—100%	$8,336,113,473
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews
3

of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
4

Federated Government Obligations Fund
Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—41.9%
$355,000,000	[1]	Federal Farm Credit System Discount Notes, 2.500%—2.680%, 6/4/2019 - 12/13/2019	$349,822,263
70,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.346% (1-month USLIBOR -0.126%), 5/13/2019	70,000,012
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.347% (1-month USLIBOR -0.125%), 5/13/2019	49,999,657
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.363% (1-month USLIBOR -0.120%), 5/30/2019	49,999,844
439,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.388%—2.417% (1-month USLIBOR -0.085%), 5/1/2019 - 5/15/2019	439,000,000
346,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.393%—2.410% (1-month USLIBOR -0.080%), 5/13/2019 - 5/27/2019	345,983,777
240,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.408% (1-month USLIBOR -0.075%), 5/26/2019	240,000,000
463,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.414%—2.417% (1-month USLIBOR -0.065%), 5/12/2019 - 5/29/2019	462,982,302
536,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.417%—2.427% (1-month USLIBOR -0.060%), 5/4/2019 - 5/23/2019	536,696,934
171,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.423% (1-month USLIBOR -0.055%), 5/27/2019	170,994,355
150,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.437% (1-month USLIBOR -0.045%), 5/12/2019	150,000,000
150,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.440% (1-month USLIBOR -0.039%), 5/18/2019	150,000,000
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.441% (3-month USLIBOR -0.150%), 7/23/2019	75,000,000
174,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.442%—2.457% (1-month USLIBOR -0.030%), 5/9/2019 - 5/22/2019	173,994,925
183,100,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.458% (1-month USLIBOR -0.015%), 5/8/2019	183,100,000
265,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.474% (1-month USLIBOR -0.020%), 5/2/2019	264,992,816
114,100,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.479% (1-month USLIBOR +0.500%), 5/4/2019	114,096,184
163,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.483% (1-month USLIBOR +0.005%), 5/27/2019	162,993,642
104,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.485% (3-month USLIBOR -0.130%), 6/4/2019	104,000,000
313,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.498% (1-month USLIBOR +0.000%), 5/13/2019	313,000,000
153,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.503%—2.556% (3-month USLIBOR -0.180%), 5/1/2019 - 5/17/2019	153,707,255
154,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.521% (1-month USLIBOR +0.050%), 5/9/2019	153,976,316
162,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.543% (1-month USLIBOR +0.070%), 5/8/2019	161,972,514
128,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.575% (Effective Fed Funds +0.125%), 5/1/2019	127,988,302
244,000,000		Federal Farm Credit System Notes, 2.470%, 4/2/2020	243,943,833
5,019,942,000	[1]	Federal Home Loan Bank System Discount Notes, 2.400%—2.476%, 5/10/2019 - 3/24/2020	4,985,007,912
744,200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.284%—2.301% (3-month USLIBOR -0.300%), 7/3/2019 - 7/16/2019	744,200,000
279,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.306% (3-month USLIBOR -0.295%), 7/16/2019	279,800,000
808,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.317% (3-month USLIBOR -0.265%), 7/29/2019	808,000,000
1,724,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.317%—2.464% (3-month USLIBOR -0.275%), 5/7/2019 - 7/23/2019	1,724,000,000
557,100,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.337%—2.339% (1-month USLIBOR -0.135%), 5/6/2019 - 5/9/2019	557,100,000
460,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.341% (3-month USLIBOR -0.260%), 7/16/2019	460,000,000
1,281,300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.348%—2.362% (1-month USLIBOR -0.125%), 5/4/2019 - 5/21/2019	1,281,300,000
325,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.359% (1-month USLIBOR -0.120%), 5/4/2019	325,000,000
825,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.382% (1-month USLIBOR -0.105%), 5/19/2019 - 5/23/2019	825,000,000
459,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.387%—2.388% (1-month USLIBOR -0.085%), 5/9/2019 - 5/13/2019	459,000,000
321,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.392% (1-month USLIBOR -0.095%), 5/21/2019	321,000,000
686,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.403% (1-month USLIBOR -0.080%), 5/26/2019	686,500,000
368,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.409%—2.428% (1-month USLIBOR -0.065%), 5/3/2019 - 5/8/2019	367,991,373
684,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.420%—2.427% (1-month USLIBOR -0.060%), 5/11/2019 - 5/22/2019	684,000,000
1,700,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.424%—2.443% (1-month USLIBOR -0.050%), 5/3/2019 - 5/19/2019	1,700,500,000
428,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.427%—2.432% (1-month USLIBOR -0.055%), 5/12/2019 - 5/20/2019	428,000,000
605,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.433% (1-month USLIBOR -0.045%), 5/28/2019	605,000,000
500,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.437%—2.491% (3-month USLIBOR -0.160%), 5/24/2019 - 6/12/2019	499,991,761
326,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.438% (1-month USLIBOR -0.040%), 5/27/2019	326,500,000
59,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.441% (3-month USLIBOR -0.150%), 7/22/2019	59,000,000
245,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.462% (1-month USLIBOR -0.025%), 5/20/2019	245,000,000
1

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$415,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.469%—2.493% (3-month USLIBOR -0.140%), 6/19/2019 - 6/26/2019	$415,040,013
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.477% (1-month USLIBOR +0.000%), 5/13/2019	250,000,000
313,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.500% (Secured Overnight Financing Rate +0.020%), 5/1/2019	313,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.502% (3-month USLIBOR -0.195%), 5/10/2019	19,999,729
340,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.505% (Secured Overnight Financing Rate +0.025%), 5/1/2019	340,000,000
599,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.510% (Secured Overnight Financing Rate +0.030%), 5/1/2019	599,000,000
63,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.512% (3-month USLIBOR -0.185%), 5/10/2019	63,000,000
180,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.515% (Secured Overnight Financing Rate +0.035%), 5/1/2019	180,000,000
530,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.520% (Secured Overnight Financing Rate +0.040%), 5/1/2019	530,000,000
120,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.530% (Secured Overnight Financing Rate +0.050%), 5/1/2019	120,000,000
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.540% (Secured Overnight Financing Rate +0.060%), 5/1/2019	250,000,000
300,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.545% (Secured Overnight Financing Rate +0.065%), 5/1/2019	300,000,000
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.555% (Secured Overnight Financing Rate +0.075%), 5/1/2019	100,000,000
176,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.585% (Secured Overnight Financing Rate +0.105%), 5/1/2019	176,000,000
275,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.590% (Secured Overnight Financing Rate +0.110%), 5/1/2019	275,000,000
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.595% (Secured Overnight Financing Rate +0.115%), 5/1/2019	250,000,000
1,553,500,000		Federal Home Loan Bank System, 1.125%—2.580%, 5/23/2019 - 3/30/2020	1,552,920,542
170,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.392% (1-month USLIBOR -0.095%), 5/20/2019	170,000,000
988,225,000		Federal Home Loan Mortgage Corp., 1.250%—2.520%, 10/2/2019 - 4/15/2020	986,652,642
230,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.555% (Secured Overnight Financing Rate +0.075%), 5/1/2019	230,000,000
595,000,000		Federal National Mortgage Association, 1.000%, 8/28/2019 - 10/24/2019	591,415,685
263,946,675	[2]	Housing and Urban Development Floating Rate Notes, 2.791% (3-month USLIBOR +0.200%), 5/1/2019	263,946,675
		TOTAL GOVERNMENT AGENCIES	31,596,111,263
		U.S. TREASURIES—9.4%
525,000,000	[1]	United States Treasury Bills, 2.390%—2.395%, 10/17/2019	519,107,298
152,000,000	[1]	United States Treasury Bills, 2.395%, 10/31/2019	150,159,575
250,000,000	[1]	United States Treasury Bills, 2.400%, 10/24/2019	247,066,667
150,000,000	[1]	United States Treasury Bills, 2.425%, 5/2/2019	149,989,896
457,000,000	[1]	United States Treasury Bills, 2.465%—2.468%, 2/27/2020	447,546,036
100,000,000	[1]	United States Treasury Bills, 2.505%, 7/5/2019	99,547,708
172,000,000	[2]	United States Treasury Floating Rate Notes, 2.432% (91-day T-Bill +0.033%), 5/7/2019	172,013,485
270,000,000	[2]	United States Treasury Floating Rate Notes, 2.442% (91-day T-Bill +0.043%), 5/7/2019	269,812,138
844,300,000	[2]	United States Treasury Floating Rate Notes, 2.444% (91-day T-Bill +0.045%), 5/7/2019	843,780,234
1,815,000,000	[2]	United States Treasury Floating Rate Notes, 2.514% (91-day T-Bill +0.115%), 5/7/2019	1,813,757,583
185,000,000		United States Treasury Notes, 1.000%—1.500%, 11/30/2019	183,601,299
188,000,000		United States Treasury Notes, 1.125%—1.875%, 12/31/2019	186,887,625
163,000,000		United States Treasury Notes, 1.250%—1.375%, 1/31/2020	161,506,530
482,350,000		United States Treasury Notes, 1.250%—1.500%, 10/31/2019	479,562,488
190,000,000		United States Treasury Notes, 1.250%, 5/31/2019	189,799,324
125,000,000		United States Treasury Notes, 1.375%, 7/31/2019	124,660,068
116,000,000		United States Treasury Notes, 1.375%, 3/31/2020	114,763,163
710,000,000		United States Treasury Notes, 3.375%, 11/15/2019	713,209,039
174,000,000		United States Treasury Notes, 3.625%, 8/15/2019	174,503,077
		TOTAL U.S. TREASURIES	7,041,273,233
		REPURCHASE AGREEMENTS—48.9%
360,000,000		Interest in $400,000,000 joint repurchase agreement 2.770%, dated 4/30/2019 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $400,030,778 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $410,300,049.	360,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 2.770%, dated 4/30/2019 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $500,038,472 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/16/2057 and the market value of those underlying securities was $514,142,222.	250,000,000
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$400,000,000	Interest in $575,000,000 joint repurchase agreement 2.440%, dated 4/9/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $576,169,167 on 5/9/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2069 and the market value of those underlying securities was $592,874,962.	$400,000,000
175,000,000	Interest in $250,000,000 joint repurchase agreement 2.490%, dated 2/20/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $253,112,500 on 8/20/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2069 and the market value of those underlying securities was $257,827,821.	175,000,000
690,000,000	Repurchase agreement 2.760%, dated 4/30/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $690,052,900 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2069 and the market value of those underlying securities was $708,130,701.	690,000,000
150,000,000	Repurchase agreement 2.770%, dated 4/30/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $150,011,542 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2069 and the market value of those underlying securities was $153,407,482.	150,000,000
350,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.440%, dated 4/2/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,006,167,778 on 7/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,022,004,890.	350,000,000
350,000,000	Repurchase agreement 2.450%, dated 4/11/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $352,167,569 on 7/11/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/25/2057 and the market value of those underlying securities was $357,834,115.	350,000,000
415,000,000	Interest in $925,000,000 joint repurchase agreement 2.450%, dated 4/29/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $930,728,576 on 7/29/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $943,628,495.	415,000,000
400,000,000	Interest in $600,000,000 joint repurchase agreement 2.460%, dated 3/11/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $602,460,000 on 5/10/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/15/2054 and the market value of those underlying securities was $614,891,483.	400,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.460%, dated 4/2/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,006,218,333 on 7/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2049 and the market value of those underlying securities was $1,022,190,798.	800,000,000
785,000,000	Interest in $885,000,000 joint repurchase agreement 2.470%, dated 3/27/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $890,464,875 on 6/25/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2049 and the market value of those underlying securities was $904,867,734.	785,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 2.750%, dated 4/29/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $500,038,194 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2026 and the market value of those underlying securities was $510,039,041.	250,000,000
100,000,000	Repurchase agreement 2.760%, dated 4/30/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,007,667 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $102,007,829.	100,000,000
2,650,000,000	Interest in $5,000,000,000 joint repurchase agreement 2.760%, dated 4/30/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $5,000,383,333 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2026 and the market value of those underlying securities was $5,095,631,816.	2,650,000,000
36,000,000	Repurchase agreement 2.770%, dated 4/30/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $36,002,770 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/22/2019 and the market value of those underlying securities was $36,722,854.	36,000,000
798,620,000	Interest in $1,045,000,000 joint repurchase agreement 2.750%, dated 4/30/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,045,079,826 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2043 and the market value of those underlying securities was $1,065,981,423.	798,620,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 2.440%, dated 4/29/2019 under which Bank of Montreal will repurchase securities provided as collateral for $501,931,667 on 6/25/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2025 and the market value of those underlying securities was $510,069,188.	400,000,000
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$450,000,000	Interest in $550,000,000 joint repurchase agreement 2.770%, dated 4/30/2019 under which Bank of Montreal will repurchase securities provided as collateral for $550,042,319 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2049 and the market value of those underlying securities was $566,198,580.	$450,000,000
1,400,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,400,106,944 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,428,109,112.	1,400,000,000
1,450,000,000	Interest in $1,500,000,000 joint repurchase agreement 2.770%, dated 4/30/2019 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,115,417 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2049 and the market value of those underlying securities was $1,530,129,558.	1,450,000,000
200,000,000	Interest in $300,000,000 joint repurchase agreement 2.440%, dated 4/4/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $300,630,333 on 5/6/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2048 and the market value of those underlying securities was $306,883,403.	200,000,000
3,844,000,000	Interest in $4,410,000,000 joint repurchase agreement 2.750%, dated 4/30/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $4,410,336,875 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $4,498,543,657.	3,844,000,000
1,025,000,000	Repurchase agreement 2.770%, dated 4/30/2019 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $1,025,078,868 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Government Agency securities with various maturities to 4/1/2049 and the market value of those underlying securities was $1,045,710,910.	1,025,000,000
300,000,000	Interest in $425,000,000 joint repurchase agreement 2.470%, dated 2/20/2019 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $427,449,417 on 5/15/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2048 and the market value of those underlying securities was $435,274,382.	300,000,000
750,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.510%, dated 4/30/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,488,056 on 5/7/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2062 and the market value of those underlying securities was $1,026,009,676.	750,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 2.430%, dated 4/2/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $501,012,500 on 5/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $510,998,345.	250,000,000
350,000,000	Interest in $500,000,000 joint repurchase agreement 2.450%, dated 4/29/2019 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $501,020,833 on 5/30/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2049 and the market value of those underlying securities was $510,034,708.	350,000,000
700,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.450%, dated 4/3/2019 under which Credit Suisse, New York will repurchase securities provided as collateral for $1,003,879,167 on 5/31/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2049 and the market value of those underlying securities was $1,021,902,264.	700,000,000
100,000,000	Repurchase agreement 2.450%, dated 4/30/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $100,006,806 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities maturing on 4/23/2020 and the market value of those underlying securities was $102,000,066.	100,000,000
1,500,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,500,114,583 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $1,530,000,013.	1,500,000,000
1,000,000,000	Repurchase agreement 2.300%, dated 4/30/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,063,889 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 4/30/2021 and the market value of those underlying securities was $1,019,994,808.	1,000,000,000
1,000,000,000	Repurchase agreement 2.700%, dated 4/30/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,075,000 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $1,019,997,282.	1,000,000,000
150,000,000	Repurchase agreement 2.250%, dated 4/30/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $150,009,375 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2025 and the market value of those underlying securities was $153,000,061.	150,000,000
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$250,000,000	Repurchase agreement 2.250%, dated 4/30/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,015,625 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2025 and the market value of those underlying securities was $255,000,000.	$250,000,000
50,000,000	Repurchase agreement 2.250%, dated 4/30/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $50,003,125 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $51,000,002.	50,000,000
125,000,000	Repurchase agreement 2.760%, dated 4/30/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $125,009,583 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2049 and the market value of those underlying securities was $127,500,001.	125,000,000
294,400,000	Repurchase agreement 2.770%, dated 4/30/2019 under which ING Financial Markets LLC will repurchase securities provided as collateral for $294,422,652 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2056 and the market value of those underlying securities was $300,311,106.	294,400,000
800,000,000	Interest in $1,500,000,000 joint repurchase agreement 2.430%, dated 4/4/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,503,240,000 on 5/6/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/29/2024 and the market value of those underlying securities was $1,530,000,082.	800,000,000
300,000,000	Interest in $500,000,000 joint repurchase agreement 2.440%, dated 4/3/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $501,016,667 on 5/3/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2049 and the market value of those underlying securities was $510,000,000.	300,000,000
500,000,000	Interest in $750,000,000 joint repurchase agreement 2.440%, dated 4/4/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $751,626,667 on 5/6/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2049 and the market value of those underlying securities was $765,000,000.	500,000,000
1,427,000,000	Interest in $4,400,000,000 joint repurchase agreement 2.750%, dated 4/30/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $4,400,336,111 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $4,488,000,015.	1,427,000,000
500,000,000	Repurchase agreement 2.770%, dated 4/30/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,038,472 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2057 and the market value of those underlying securities was $510,000,000.	500,000,000
440,000,000	Interest in $450,000,000 joint repurchase agreement 2.780%, dated 4/30/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,034,750 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/16/2053 and the market value of those underlying securities was $463,500,000.	440,000,000
200,000,000	Interest in $1,500,000,000 joint repurchase agreement 2.770%, dated 4/30/2019 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,500,115,417 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $1,544,737,466.	200,000,000
240,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $240,018,333 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2050 and the market value of those underlying securities was $244,922,235.	240,000,000
200,002,168	Repurchase agreement 2.750%, dated 4/30/2019 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $200,017,446 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $203,602,894.	200,002,168
400,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.430%, dated 4/2/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,006,142,500 on 7/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $1,021,996,650.	400,000,000
700,000,000	Interest in $950,000,000 joint repurchase agreement 2.440%, dated 4/2/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $955,859,389 on 7/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/20/2049 and the market value of those underlying securities was $972,386,979.	700,000,000
1,000,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,020,000,097.	1,000,000,000
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,500,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.770%, dated 4/30/2019 under which Nomura Securities International, Inc., NY will repurchase securities provided as collateral for $3,000,230,833 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2069 and the market value of those underlying securities was $3,060,503,004.	$1,500,000,000
349,145,000	Repurchase agreement 2.780%, dated 4/30/2019 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $349,171,962 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Government Agency securities with various maturities to 2/1/2047 and the market value of those underlying securities was $356,478,525.	349,145,000
279,484,000	Repurchase agreement 2.770%, dated 4/30/2019 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $279,505,505 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $284,775,164.	279,484,000
1,150,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.750%, dated 4/30/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,229,167 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,062,075,897.	1,150,000,000
981,651,000	Interest in $3,000,000,000 joint repurchase agreement 2.770%, dated 4/30/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,230,833 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,485,868.	981,651,000
1,000,000,000	Interest in $3,700,000,000 joint repurchase agreement 2.750%, dated 4/30/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,700,282,639 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $3,774,288,329.	1,000,000,000
280,000,000	Interest in $2,280,000,000 joint repurchase agreement 2.770%, dated 4/30/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,280,175,433 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2048 and the market value of those underlying securities was $2,325,778,942.	280,000,000
25,000,000	Repurchase agreement 2.770%, dated 4/30/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $25,001,924 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 4/1/2049 and the market value of those underlying securities was $25,501,963.	25,000,000
	TOTAL REPURCHASE AGREEMENTS	36,820,302,168
	TOTAL INVESTMENT IN SECURITIES—100.2% (AT AMORTIZED COST)	75,457,686,664
	OTHER ASSETS AND LIABILITIES—NET-(0.2)%[3]	(118,884,414)
	TOTAL NET ASSETS—100%	$75,338,802,250
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of April 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
7

Federated Government Obligations Tax-Managed Fund
Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—73.8%
$546,000,000	[1]	Federal Farm Credit System Discount Notes, 2.350% - 2.590%, 5/10/2019 - 3/27/2020	$$541,888,884
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.312% (3-month USLIBOR -0.270%), 7/31/2019	24,998,341
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.334% (1-month USLIBOR -0.145%), 5/18/2019	74,998,342
135,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.346% (1-month USLIBOR -0.126%), 5/13/2019	135,000,048
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.362% (1-month USLIBOR -0.125%), 5/22/2019	50,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.363% (1-month USLIBOR -0.120%), 5/30/2019	49,999,844
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.368% (1-month USLIBOR -0.110%), 5/27/2019	25,000,000
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.408% (3-month USLIBOR -0.195%), 7/12/2019	9,999,667
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.409% (1-month USLIBOR -0.080%), 5/27/2019	49,998,517
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.417% (1-month USLIBOR -0.065%), 5/12/2019	24,999,660
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.441% (3-month USLIBOR -0.150%), 7/23/2019	50,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.449% (1-month USLIBOR -0.030%), 5/18/2019	49,991,783
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.455% (1-month USLIBOR -0.025%), 5/24/2019	19,999,926
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.474% (1-month USLIBOR -0.020%), 5/2/2019	19,999,458
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.483% (1-month USLIBOR +0.005%), 5/27/2019	12,999,493
8,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.485% (3-month USLIBOR -0.130%), 6/4/2019	8,000,000
24,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.498% (1-month USLIBOR +0.000%), 5/13/2019	24,000,000
115,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.510% (Secured Overnight Financing Rate +0.030%), 5/1/2019	115,000,000
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.521% (1-month USLIBOR +0.050%), 5/9/2019	11,998,155
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.543% (1-month USLIBOR +0.070%), 5/8/2019	12,997,794
69,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.556% (3-month USLIBOR -0.180%), 5/1/2019	69,507,641
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.585% (Secured Overnight Financing Rate +0.105%), 5/1/2019	15,000,000
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.667% - 2.673% (1-month USLIBOR +0.190%), 5/16/2019 - 5/26/2019	30,019,775
30,000,000		Federal Farm Credit System, 1.170% - 1.180%, 5/16/2019 - 8/1/2019	29,915,089
1,344,525,000	[1]	Federal Home Loan Bank System Discount Notes, 2.350% - 2.670%, 5/1/2019 - 3/24/2020	1,340,327,256
60,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.317% (3-month USLIBOR -0.265%), 7/29/2019	60,500,000
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.341% (3-month USLIBOR -0.260%), 7/16/2019	35,000,000
175,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.354% - 2.358% (1-month USLIBOR -0.125%), 5/4/2019 - 5/28/2019	175,000,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.433% (1-month USLIBOR -0.045%), 5/28/2019	40,000,000
1,925,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.434% (3-month USLIBOR -0.163%), 7/5/2019	1,924,906
175,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.443% (1-month USLIBOR -0.050%), 5/3/2019	175,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.462% (1-month USLIBOR -0.025%), 5/20/2019	20,000,000
59,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.470% (Secured Overnight Financing Rate -0.010%), 5/1/2019	58,999,798
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.490% (Secured Overnight Financing Rate +0.010%), 5/1/2019	50,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.491% (3-month USLIBOR -0.160%), 5/24/2019	50,000,446
80,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.500% (Secured Overnight Financing Rate +0.020%), 5/1/2019	80,000,000
48,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.510% (Secured Overnight Financing Rate +0.030%), 5/1/2019	48,000,000
134,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.520% (Secured Overnight Financing Rate +0.040%), 5/1/2019	134,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.555% (Secured Overnight Financing Rate +0.075%), 5/1/2019	30,000,000
14,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.585% (Secured Overnight Financing Rate +0.105%), 5/1/2019	14,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.590% (Secured Overnight Financing Rate +0.110%), 5/1/2019	25,000,000
15,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.595% (Secured Overnight Financing Rate +0.115%), 5/1/2019	15,000,000
129,000,000		Federal Home Loan Bank System, 1.125% - 2.500%, 5/20/2019 - 8/19/2019	128,948,579
314,000,000	[1]	Tennessee Valley Authority Discount Notes, 2.390% - 2.420%, 5/14/2019 - 5/21/2019	313,671,924
		TOTAL GOVERNMENT AGENCIES	4,251,685,326
1

Principal Amount			Value
		U.S. TREASURY—27.9%
$250,000,000		United States Treasury Bill, 2.375%, 5/14/2019	$249,785,591
100,000,000		United States Treasury Bill, 2.375%, 5/9/2019	99,947,222
200,000,000		United States Treasury Bill, 2.380%, 6/4/2019	199,550,445
25,000,000		United States Treasury Bill, 2.390%, 10/17/2019	24,719,507
50,000,000		United States Treasury Bill, 2.410%, 6/6/2019	49,879,500
124,000,000		United States Treasury Bills, 2.371% - 2.400%, 5/7/2019	123,950,641
38,000,000		United States Treasury Bills, 2.465% - 2.468%, 2/27/2020	37,213,898
15,000,000	[2]	United States Treasury Floating Rate Notes, 2.399% (91-day T-Bill +0.000%), 5/7/2019	15,000,235
24,000,000	[2]	United States Treasury Floating Rate Notes, 2.432% (91-day T-Bill +0.033%), 5/7/2019	23,998,914
97,590,000	[2]	United States Treasury Floating Rate Notes, 2.444% (91-day T-Bill +0.045%), 5/7/2019	97,498,428
120,000,000	[2]	United States Treasury Floating Rate Notes, 2.447% (91-day T-Bill +0.048%), 5/7/2019	120,010,263
15,000,000	[2]	United States Treasury Floating Rate Notes, 2.459% (91-day T-Bill +0.060%), 5/7/2019	15,001,243
80,000,000	[2]	United States Treasury Floating Rate Notes, 2.514% (91-day T-Bill +0.115%), 5/7/2019	79,925,402
100,000,000		United States Treasury Note, 0.750%, 7/15/2019	99,656,000
6,000,000		United States Treasury Note, 1.375%, 1/31/2020	5,947,878
11,000,000		United States Treasury Note, 1.375%, 3/31/2020	10,882,714
50,000,000		United States Treasury Note, 1.375%, 7/31/2019	49,865,029
10,000,000		United States Treasury Note, 1.500%, 10/31/2019	9,949,125
7,000,000		United States Treasury Note, 1.500%, 11/30/2019	6,957,827
14,000,000		United States Treasury Note, 1.875%, 12/31/2019	13,939,136
25,000,000		United States Treasury Note, 3.375%, 11/15/2019	25,113,639
250,000,000		United States Treasury Notes, 1.250% - 1.500%, 5/31/2019	249,770,810
		TOTAL U.S. TREASURY	1,608,563,447
		TOTAL INVESTMENT IN SECURITIES—101.7% (AT AMORTIZED COST)	$5,860,248,773
		OTHER ASSETS AND LIABILITIES - NET—(1.7)%[3]	(100,511,647)
		TOTAL NET ASSETS—100%	$5,759,737,126
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value (NAV) per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
3

Federated Institutional Money Market Management
Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITY—1.3%
		Finance - Automotive—1.3%
$685,897		Westlake Automobile Receivables Trust 2019-1, Class A1, 2.768%, 2/18/2020 (IDENTIFIED COST $685,897)	$686,019
		CERTIFICATES OF DEPOSIT—5.7%
		Finance - Banking—5.7%
2,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.450%, 5/1/2019	2,000,000
1,000,000		Toronto Dominion Bank, 2.600%, 10/1/2019	1,000,224
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $3,000,000)	3,000,224
	[1]	COMMERCIAL PAPER—37.5%
		Aerospace/Auto—0.9%
500,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 2.617%, 6/3/2019	498,808
		Consumer Products—3.8%
2,000,000		Philip Morris International, Inc., 2.633%—2.634%, 6/27/2019	1,991,735
		Finance - Banking—6.7%
2,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.578%, 5/14/2019	1,998,144
750,000		Nordea Bank Abp, 2.581%, 5/13/2019	749,359
500,000		Svenska Handelsbanken, Stockholm, 2.583%, 9/26/2019	494,723
300,000		Toronto Dominion Bank, 2.572%, 7/16/2019	298,385
		TOTAL	3,540,611
		Finance - Commercial—1.4%
750,000		CRC Funding, LLC, 2.658%, 5/1/2019	750,000
		Finance - Retail—8.7%
1,500,000		Chariot Funding LLC, 2.702%—2.996%, 7/8/2019 - 9/9/2019	1,490,600
1,000,000		Old Line Funding, LLC, 2.828%, 5/15/2019	998,911
1,800,000		Sheffield Receivables Company LLC, 2.635%—2.674%, 6/6/2019 - 8/15/2019	1,790,036
300,000		Thunder Bay Funding, LLC, 2.604%, 9/25/2019	296,846
		TOTAL	4,576,393
		Finance - Securities—6.0%
700,000		Anglesea Funding LLC, (HSBC Bank PLC COL)/(ING Bank N.V. COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.704%, 6/4/2019	698,228
1,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.929%, 8/15/2019	992,343
1,500,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.631%, 6/14/2019	1,495,197
		TOTAL	3,185,768
		Food & Beverage—1.9%
1,000,000		Nestle Capital Corp., (GTD by Nestle S.A.), 2.620%, 12/23/2019	983,687
		Insurance—2.4%
1,300,000		UnitedHealth Group, Inc., 2.708%, 6/27/2019	1,294,463
		Sovereign—5.7%
2,000,000		Erste Abwicklungsanstalt, 2.566%, 5/14/2019	1,998,159
1,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.567%, 7/12/2019	995,055
		TOTAL	2,993,214
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $19,812,563)	19,814,679
	[2]	NOTES - VARIABLE—21.8%
		Finance - Banking—17.1%
400,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.687% (1-month USLIBOR +0.200%), 5/20/2019	400,000
500,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.701% (1-month USLIBOR +0.200%), 5/1/2019	500,000
1

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$500,000		Bank of Montreal, 2.634% (1-month USLIBOR +0.160%), 5/7/2019	$499,976
300,000		Bank of Montreal, 2.946% (3-month USLIBOR +0.210%), 5/1/2019	300,284
500,000		Bank of Nova Scotia, Toronto, 2.684% (3-month USLIBOR +0.100%), 7/10/2019	500,217
1,000,000		Bank of Nova Scotia, Toronto, 2.910% (Secured Overnight Financing Rate +0.430%), 5/1/2019	1,000,000
1,000,000		Canadian Imperial Bank of Commerce, 2.793% (1-month USLIBOR +0.310%), 5/28/2019	1,000,000
500,000		Canadian Imperial Bank of Commerce, 2.829% (3-month USLIBOR +0.220%), 6/27/2019	500,612
500,000		Royal Bank of Canada, 2.741% (3-month USLIBOR +0.140%), 7/16/2019	500,383
1,000,000		Royal Bank of Canada, 2.799% (3-month USLIBOR +0.210%), 7/8/2019	1,001,215
500,000		Royal Bank of Canada, 2.806% (3-month USLIBOR +0.210%), 7/3/2019	500,595
1,500,000		Westpac Banking Corp. Ltd., Sydney, 2.662% (1-month USLIBOR +0.190%), 5/9/2019	1,500,521
300,000		Westpac Banking Corp. Ltd., Sydney, 2.750% (Effective Fed Funds +0.300%), 5/1/2019	300,137
500,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (3-month USLIBOR +0.180%), 7/2/2019	500,460
		TOTAL	9,004,400
		Finance - Commercial—1.9%
500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.673% (1-month USLIBOR +0.200%), 5/15/2019	500,000
500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.674% (1-month USLIBOR +0.200%), 5/6/2019	500,000
		TOTAL	1,000,000
		Finance - Retail—1.9%
500,000		Chariot Funding LLC, 2.691% (1-month USLIBOR +0.210%), 5/24/2019	500,186
500,000		Old Line Funding, LLC, 2.771% (1-month USLIBOR +0.290%), 5/10/2019	500,076
		TOTAL	1,000,262
		Finance - Securities—0.9%
500,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.702% (3-month USLIBOR +0.100%), 6/24/2019	500,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $11,500,352)	11,504,662
		OTHER REPURCHASE AGREEMENTS—6.8%
		Finance - Banking—6.8%
1,600,000		Citigroup Global Markets, Inc., 2.92%, dated 4/30/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,004,056 on 5/1/2019, in which asset-backed securities, collateralized mortgage obligations and sovereign with a market value of $51,153,835 have been received as collateral and held with BNY Mellon as tri-party agent.	1,600,000
2,000,000		HSBC Securities (USA), Inc., 2.52%, dated 4/30/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,250 on 5/1/2019, in which corporate bonds, medium-term notes and sovereign debt with a market value of $178,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	2,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,600,000)	3,600,000
		REPURCHASE AGREEMENTS—27.0%
		Finance - Banking—27.0%
9,333,000		Interest in $3,000,000,000 joint repurchase agreement 2.77%, dated 4/30/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,230,833 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,485,868.	9,333,000
4,900,000		Interest in $250,000,000 joint repurchase agreement 2.77%, dated 4/30/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,019,236 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2048 and the market value of those underlying securities was $255,019,622.	4,900,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $14,233,000)	14,233,000
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $52,831,812)	52,838,584
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(78,052)
		TOTAL NET ASSETS—100%	$52,760,532
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Current rate and current maturity or next reset date shown for floating/variable rate notes.
3	Assets, other than investments in securities, less liabilities.
2

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
3

Federated Municipal Obligations Fund
Portfolio of Investments
May 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.2%
		Alabama—3.8%
$3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs, (FNMA LOC), 1.550%, 6/6/2019	$3,470,000
1,235,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.530%, 6/6/2019	1,235,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 2.280%, 6/3/2019	50,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 1.590%, 6/6/2019	15,000,000
300,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 2.240%, 6/3/2019	300,000
12,665,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs, (Comerica Bank LOC), 1.500%, 6/6/2019	12,665,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs, (Comerica Bank LOC), 1.500%, 6/6/2019	10,000,000
4,650,000		Montgomery, AL IDB (Andersons ALACO Lawn, Inc.), (Series 1999) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.510%, 6/6/2019	4,650,000
9,900,000		Tuscaloosa County, AL IDA (Nucor Steel Tuscaloosa, Inc.), (1995 Series A) Weekly VRDNs, (GTD by Nucor Corp.), 1.620%, 6/5/2019	9,900,000
9,800,000		Walker County, AL Economic IDA (Alabama Power Co.), (Series 2007) Daily VRDNs, 2.280%, 6/3/2019	9,800,000
10,000,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.280%, 6/3/2019	10,000,000
8,590,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.280%, 6/3/2019	8,590,000
		TOTAL	135,610,000
		Arizona—0.3%
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.610%, 6/6/2019	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (Cooperatieve Rabobank UA LOC), 1.500%, 6/6/2019	6,750,000
		TOTAL	12,360,000
		Arkansas—0.1%
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.530%, 6/5/2019	3,830,000
		California—7.9%
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs, (City National Bank LOC), 1.500%, 6/6/2019	4,910,000
23,745,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.540%, 6/6/2019	23,745,000
2,150,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs, (Comerica Bank LOC), 1.560%, 6/6/2019	2,150,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 1.500%, 6/6/2019	2,000,000
695,000		California PCFA (Mill Valley Refuse Service, Inc.), (Series 2014) Weekly VRDNs, (Comerica Bank LOC), 1.500%, 6/5/2019	695,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.530%, 6/6/2019	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.500%, 6/5/2019	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 1.530%, 6/6/2019	2,940,000
1,300,000		California Statewide Communities Development Authority IDRB (Sarich Family Living Trust), (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.480%, 6/6/2019	1,300,000
10,800,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 1.690%, 6/5/2019	10,800,000
6,500,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 1.460%, 6/6/2019	6,500,000
165,000,000		FHLMC, Tender Option Bond Trust Receipts (2019-BAML3001) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.520%, 6/6/2019	165,000,000
19,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.550%, 6/6/2019	19,500,000
5,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.560%, 6/6/2019	5,500,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$2,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.560%, 6/6/2019	$2,000,000
		TOTAL	280,040,000
		Colorado—1.0%
7,390,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/18/2019	7,390,000
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 1.500%, 6/6/2019	3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 1.610%, 6/6/2019	4,615,000
1,545,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.570%, 6/6/2019	1,545,000
1,690,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 1.660%, 6/6/2019	1,690,000
2,185,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0689) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 6/6/2019	2,185,000
1,835,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0691) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 6/6/2019	1,835,000
11,135,000		El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/25/2019	11,135,000
		TOTAL	33,695,000
		Connecticut—0.9%
2,631,000		Berlin, CT BANs, 3.000%, 6/26/2019	2,632,508
2,480,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.480%, 6/6/2019	2,480,000
2,580,000		Connecticut State HFA, (Series 2019 B-2) Weekly VRDNs, (Bank of America N.A. LIQ), 1.450%, 6/6/2019	2,580,000
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs, (Bank of America N.A. LIQ), 1.510%, 6/6/2019	5,000,000
8,000,000		Connecticut State Special Transportation Fund, (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.600%, Optional Tender 10/1/2019	8,000,000
11,500,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	11,500,000
		TOTAL	32,192,508
		District of Columbia—0.1%
4,755,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	4,755,000
		Florida—12.2%
6,450,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 2.500%, 6/3/2019	6,450,000
17,800,000		Broward County, FL (Florida Power & Light Co.), (Series 2018A) Daily VRDNs, 2.350%, 6/3/2019	17,800,000
14,150,000		Broward County, FL HFA (Sanctuary Cove Apartments), (Series 2003 A) Weekly VRDNs, (FNMA LOC), 1.480%, 6/6/2019	14,150,000
14,110,000		Citizens Property Insurance Coastal Account, (Series 2011 A-1), 5.000%, 6/1/2019	14,110,000
10,000,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 1.620%, Mandatory Tender 7/1/2019	10,000,000
12,800,000		Florida Housing Finance Corp. (Prime/Commander Drive, LLC) Weekly VRDNs, (FNMA LOC), 1.480%, 6/6/2019	12,800,000
4,960,000		Florida State Board of Education (Florida State), Solar Eclipse (Series 2017-0049) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	4,960,000
3,650,000		Florida State, Solar Eclipse (Series 2017-0054) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/20/2019	3,650,000
5,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.670%, Optional Tender 10/1/2019	5,000,000
11,400,000		Hillsborough County, FL HFA (Hunters Run LLC) Weekly VRDNs, (FNMA LOC), 1.480%, 6/6/2019	11,400,000
10,000,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.530%, 6/5/2019	10,000,000
32,675,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.530%, 6/5/2019	32,675,000
29,520,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.530%, 6/5/2019	29,520,000
33,930,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	33,930,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$32,010,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	$32,010,000
5,700,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP, (U.S. Bank, N.A. LIQ), 1.500%, Mandatory Tender 6/4/2019	5,700,000
1,000,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 1.500%, Mandatory Tender 6/4/2019	1,000,000
10,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 1.830%, Mandatory Tender 6/11/2019	10,000,000
13,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), CP, 1.830%, Mandatory Tender 6/11/2019	13,000,000
1,900,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016A) Daily VRDNs, 2.500%, 6/3/2019	1,900,000
14,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 1.540%, 6/6/2019	14,000,000
11,000,000		Miami-Dade County, FL IDA (CAE USA, Inc.), (Series 2000A) Weekly VRDNs, (Royal Bank of Canada LOC), 1.480%, 6/5/2019	11,000,000
14,400,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 2.350%, 6/3/2019	14,400,000
10,000,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.570%, 6/6/2019	10,000,000
7,650,000		Orange County, FL HFA (Marbella Pointe), (Series 2007A) Weekly VRDNs, (FHLB of San Francisco LOC), 1.480%, 6/6/2019	7,650,000
14,090,000		South Miami, FL Health Facilities Authority (Baptist Health System of South Florida), Tender Option Bond Trust Certificates (Series 2018-XF2523) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.540%, 6/6/2019	14,090,000
76,985,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 2.350%, 6/3/2019	76,985,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.900%, Mandatory Tender 7/12/2019	10,000,000
3,325,000		Volusia County, FL IDA (Management by Innovation, Inc.), (Series 2008A) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.510%, 6/6/2019	3,325,000
		TOTAL	431,505,000
		Georgia—2.1%
5,800,000		Burke County, GA Development Authority (Georgia Power Co.), (2018 1st Series) Daily VRDNs, 2.320%, 6/3/2019	5,800,000
6,640,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 2.320%, 6/3/2019	6,640,000
15,455,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.620%, Optional Tender 6/27/2019	15,455,000
27,960,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.520%, Optional Tender 6/3/2019	27,960,000
10,430,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.450%, 6/5/2019	10,430,000
6,750,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 1.480%, 6/5/2019	6,750,000
955,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs, (SunTrust Bank LOC), 1.480%, 6/5/2019	955,000
		TOTAL	73,990,000
		Hawaii—0.1%
4,600,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.870%, 6/6/2019	4,600,000
		Illinois—2.1%
6,790,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XG0219) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 6/6/2019	6,790,000
4,160,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XM0686) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 6/6/2019	4,160,000
8,000,000		Chicago, IL Sales Tax, Tender Option Bond Trust Receipt (Series 2019-XF0779) Weekly VRDNs, (Build America Mutual Assurance INS)/(Toronto Dominion Bank LIQ), 1.500%, 6/6/2019	8,000,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.560%, 6/6/2019	1,000,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.530%, 6/6/2019	6,000,000
11,490,000		Illinois Educational Facilities Authority (Saint Xavier University), (Series 2002A) Weekly VRDNs, (Huntington National Bank LOC), 1.500%, 6/6/2019	11,490,000
6,625,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 1.500%, 6/6/2019	6,625,000
4,900,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs, (Nordea Bank Abp LOC), 1.540%, 6/6/2019	4,900,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$4,590,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs, (FHLB of Chicago LIQ), 1.470%, 6/6/2019	$4,590,000
5,080,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs, (FHLB of Chicago LIQ), 1.500%, 6/5/2019	5,080,000
5,670,000		Lake County, IL (Countryside Landfill, Inc.), (Series 1996) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.480%, 6/6/2019	5,670,000
9,397,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.500%, 6/6/2019	9,397,000
235,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.530%, 6/6/2019	235,000
		TOTAL	73,937,000
		Indiana—1.4%
6,420,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 1.550%, 6/6/2019	6,420,000
800,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.610%, 6/6/2019	800,000
12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.490%, 6/6/2019	12,900,000
5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	5,000,000
6,000,000		Logansport, IN (Andersons Clymers Ethanol LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 1.510%, 6/6/2019	6,000,000
20,000,000		Whiting, IN Environmental Facilities (BP PLC), Environmental Facilities Revenue Bonds (Series 2014) FRNs, (Original Issue Yield: 0.850%), 2.170% (SIFMA 7-day +0.750%), Mandatory Tender 12/2/2019	20,001,620
		TOTAL	51,121,620
		Iowa—0.3%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	5,300,000
5,280,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.510%, 6/6/2019	5,280,000
		TOTAL	10,580,000
		Kentucky—0.7%
21,000,000		Campbell & Kenton Counties, KY Sanitation District No 1, Solar Eclipse (Series 2016-0006) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/18/2019	21,000,000
1,785,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.530%, 6/7/2019	1,785,000
1,990,000		Kentucky Housing Corp. (Arbors of Madisonville Apartments LP), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.550%, 6/6/2019	1,990,000
320,000		Somerset, KY Industrial Building (Wonderfuel LLC), (Series 2000) Weekly VRDNs, (Comerica Bank LOC), 1.910%, 6/6/2019	320,000
		TOTAL	25,095,000
		Louisiana—4.0%
15,600,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.450%, 6/5/2019	15,600,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.450%, 6/5/2019	7,000,000
5,000,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 1.500%, 6/5/2019	5,000,000
6,400,000		Calcasieu Parish, LA, IDB (HydroServe Westlake, LLC), (Series 1998) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.510%, 6/5/2019	6,400,000
4,000,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 1.600%, 6/5/2019	4,000,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.550%, 6/6/2019	4,630,000
1,400,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs, (FHLB of Dallas LOC), 1.610%, 6/6/2019	1,400,000
10,000,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.500%, 6/6/2019	10,000,000
47,190,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 1.580%, 6/5/2019	47,190,000
39,175,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 1.600%, 6/5/2019	39,175,000
		TOTAL	140,395,000
		Maryland—0.6%
16,075,000		Maryland Community Development Administration—Residential Revenue, (2006 Series J) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.460%, 6/6/2019	16,075,000
935,000		Maryland State Economic Development Corp. (Canusa Hershman Recycling), (Series 2005A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.650%, 6/7/2019	935,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Maryland—continued
$4,965,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041 TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/25/2019	$4,965,000
		TOTAL	21,975,000
		Massachusetts—1.4%
3,110,579		Dennis, MA BANs, 2.750%, 10/11/2019	3,121,640
1,000,000		Mansfield, MA BANs, 2.250%, 4/24/2020	1,002,174
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 1.800%, Mandatory Tender 6/17/2019	10,000,000
13,300,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2007), CP, (GTD by Massachusetts Electric Co.), 2.300%, Mandatory Tender 6/11/2019	13,300,000
11,155,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.550%, Mandatory Tender 7/1/2019	11,155,000
6,638,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.700%, Mandatory Tender 6/24/2019	6,638,000
3,295,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.750%, Mandatory Tender 6/17/2019	3,295,000
300,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.450%, 6/6/2019	300,000
		TOTAL	48,811,814
		Michigan—3.1%
6,000,000		BlackRock MuniYield Michigan Quality Fund, Inc., (1,446 Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.570%, 6/6/2019	6,000,000
5,500,000		Grand Rapids, MI IDR (Clipper Belt Lacer Co.), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 1.520%, 6/6/2019	5,500,000
$780,000		Michigan State Finance Authority Revenue, Healthcare Equipment Program (Series C) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.480%, 6/5/2019	780,000
20,000,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs, (MUFG Bank Ltd. LIQ), 1.530%, 6/5/2019	20,000,000
70,030,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.320%, 6/3/2019	70,030,000
2,270,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs, (Comerica Bank LOC), 1.720%, 6/6/2019	2,270,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.660%, 6/6/2019	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 1.500%, 6/6/2019	5,250,000
		TOTAL	111,630,000
		Minnesota—0.2%
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.560%, 6/6/2019	1,000,000
835,000		St. Anthony, MN (Landings at Silver Lake Village), (Series 2007) Weekly VRDNs, (FHLB of Des Moines LOC), 1.560%, 6/7/2019	835,000
2,000,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.550%, 6/7/2019	2,000,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs, (FHLB of Des Moines LOC), 1.650%, 6/7/2019	975,000
1,915,000		St. Paul, MN Port Authority (National Checking Co.), IDRBs (Series 1998A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.510%, 6/6/2019	1,915,000
		TOTAL	6,725,000
		Mississippi—0.2%
5,635,000		Mississippi Home Corp. (Windsor Park Partners LP), (Series 2004-6) Weekly VRDNs, (FNMA LOC), 1.550%, 6/6/2019	5,635,000
		Missouri—0.1%
3,590,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	3,590,000
		Multi-State—12.4%
15,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0002, BAML 3a-7 Non CE (2018-BAML0002) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.490%, 6/6/2019	15,000,000
50,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0005, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.490%, 6/6/2019	50,000,000
64,565,000		Agency Enhanced Affordable Housing Trust 2019-BAML0008, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.540%, 6/6/2019	64,565,000
8,000,000		BB&T Muni Trust, (Series 2018 Class B) FRNs, (Cooperative Rabobank UA LOC), 1.970% (SIFMA 7-day +0.550%), 11/30/2019	8,000,000
52,000,000		BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.570%, 6/6/2019	52,000,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$79,000,000		Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.540%, 6/6/2019	$79,000,000
65,700,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.570%, 6/6/2019	65,700,000
45,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.570%, 6/6/2019	45,000,000
62,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.570%, 6/6/2019	62,000,000
		TOTAL	441,265,000
		Nebraska—0.3%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 1.620%, 6/5/2019	7,500,000
1,475,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.620%, 6/5/2019	1,475,000
		TOTAL	8,975,000
		Nevada—0.8%
4,300,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 B-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 1.410%, 6/5/2019	4,300,000
3,645,000		Clark County, NV, Solar Eclipse (Series 2017-0025) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/20/2019	3,645,000
1,755,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.720%, 6/6/2019	1,755,000
16,415,000		Nevada Housing Division (Vista Creek Apartments, LLC), (Series 2007) Weekly VRDNs, (FHLB of San Francisco LOC), 1.500%, 6/6/2019	16,415,000
3,995,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/6/2019	3,995,000
		TOTAL	30,110,000
		New Hampshire—1.4%
17,390,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.720%, Mandatory Tender 6/24/2019	17,390,000
4,000,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.800%, Mandatory Tender 6/13/2019	4,000,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.800%, Mandatory Tender 6/17/2019	16,260,000
10,000,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.840%, Mandatory Tender 8/7/2019	10,000,000
3,300,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 2.300%, Mandatory Tender 6/11/2019	3,300,000
		TOTAL	50,950,000
		New Jersey—9.1%
6,375,675		Absecon, NJ BANs, 2.625%, 8/1/2019	6,382,196
2,500,000		Atlantic Highlands, NJ BANs, 3.000%, 3/5/2020	2,516,737
2,470,640		Barnegat Light, NJ BANs, 3.500%, 11/7/2019	2,481,133
1,641,963		Bethlehem Township, NJ BANs, 2.750%, 5/21/2020	1,653,669
2,549,000		Buena Vista Township, NJ BANs, 2.750%, 7/24/2019	2,551,003
2,640,000		Burlington, NJ BANs, 3.000%, 6/4/2019	2,640,213
5,647,750		Butler Borough, NJ BANs, 3.000%, 9/13/2019	5,663,359
8,395,000		Clinton Township, NJ BANs, 2.500%, 3/19/2020	8,431,100
2,000,000		Delaware Township, NJ BANs, 2.750%, 7/25/2019	2,002,175
5,150,000		Florence Township, NJ, (Series C) BANs, 3.000%, 7/17/2019	5,155,891
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.620%, 6/6/2019	20,940,000
5,291,024		Glassboro Borough, NJ, (Series 2018A) BANs, 2.750%, 9/5/2019	5,300,973
3,788,996		Haledon, NJ BANs, 3.250%, 11/1/2019	3,802,015
6,601,000		Hammonton, NJ BANs, 2.000%, 11/20/2019	6,608,654
5,083,000		Hawthorne, NJ BANs, 3.000%, 9/27/2019	5,096,343
8,079,000		Highland Park, NJ BANs, 2.375%, 4/14/2020	8,118,628
4,000,000		Hillsborough Township, NJ BANs, 2.750%, 3/27/2020	4,026,696
2,679,273		Hopewell Borough, NJ BANs, 3.000%, 9/18/2019	2,685,930
4,765,000		Keyport Borough, NJ BANs, 2.500%, 4/24/2020	4,795,104

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$7,432,725		Lacey Township, NJ BANs, 2.250%, 5/22/2020	$7,475,396
2,000,000		Lambertville, NJ BANs, 2.375%, 4/16/2020	2,009,862
2,091,220		Lavallette Borough, NJ, (Series 2018A) BANs, 2.750%, 7/30/2019	2,093,711
4,851,865		Linwood, NJ BANs, 2.750%, 7/23/2019	4,857,147
8,793,621		Little Falls Township, NJ BANs, 3.250%, 12/13/2019	8,837,244
4,132,000		Longport, NJ BANs, 2.750%, 7/24/2019	4,136,489
4,011,096		Lopatcong, NJ BANs, 2.750%, 3/25/2020	4,037,033
4,183,169		Lumberton Township, NJ BANs, 2.500%, 5/5/2020	4,207,879
10,000,000		Lyndhurst Township, NJ BANs, 2.500%, 5/8/2020	10,059,592
5,457,710		Mansfield Township, NJ BANs, 3.500%, 10/28/2019	5,484,943
7,620,040		Matawan Borough, NJ BANs, 2.000%, 6/4/2020	7,640,233
4,510,000		Mendham Twp., NJ BANs, 2.500%, 5/15/2020	4,542,084
3,650,000		Middletown Township, NJ BANs, 2.750%, 6/26/2019	3,651,838
2,618,000		Millstone Township, NJ BANs, 2.500%, 5/1/2020	2,633,733
2,250,000		Montville Township, NJ BANs, 3.000%, 10/3/2019	2,256,207
5,014,921		Mountainside, NJ BANs, 2.500%, 5/1/2020	5,043,259
7,400,000		New Jersey Economic Development Authority (Yeshiva of North Jersey), (Series 2018) Weekly VRDNs, (Valley National Bank LOC), 1.720%, 6/6/2019	7,400,000
3,630,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs, (Valley National Bank LOC), 1.720%, 6/6/2019	3,630,000
435,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs, (Valley National Bank LOC), 1.790%, 6/5/2019	435,000
2,800,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs, (TD Bank, N.A. LOC), 1.520%, 6/7/2019	2,800,000
1,440,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.670%, 6/7/2019	1,440,000
4,315,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs, (Valley National Bank LOC), 1.740%, 6/5/2019	4,315,000
4,800,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs, (Valley National Bank LOC), 1.720%, 6/6/2019	4,800,000
2,173,223		Old Tappan, NJ BANs, 3.000%, 9/27/2019	2,178,929
15,758,695		Perth Amboy, NJ BANs, 4.000%, 1/9/2020	15,944,531
4,654,000		Pleasantville, NJ, (Series 2018A) BANs, 2.750%, 8/14/2019	4,660,935
4,373,000		Ramsey, NJ BANs, 2.125%, 6/5/2020	4,389,005
6,503,300		Ramsey, NJ BANs, 3.250%, 1/10/2020	6,544,098
6,454,400		Ringwood Borough, NJ BANs, 2.375%, 4/10/2020	6,485,661
7,145,851		Rockaway Borough, NJ BANs, 3.000%, 9/13/2019	7,163,789
15,000,000		Saddle Brook Township, NJ BANs, 2.250%, 5/29/2020	15,086,225
4,045,390		Sea Girt, NJ BANs, 3.500%, 10/23/2019	4,064,893
6,507,398		South Plainfield, NJ BANs, 2.500%, 4/24/2020	6,547,455
3,886,895		Southampton Township, NJ, (Series A) BANs, 3.000%, 7/15/2019	3,891,720
4,639,302		Stanhope, NJ BANs, 2.000%, 10/21/2019	4,642,833
2,949,477		Union Beach, NJ BANs, 3.250%, 11/5/2019	2,959,998
3,748,500		Upper Freehold Township, NJ BANs, 2.500%, 3/27/2020	3,767,479
3,035,894		Ventnor, NJ BANs, 3.500%, 10/29/2019	3,049,905
6,992,400		Vernon Township, NJ BANs, 2.500%, 3/20/2020	7,022,598
5,413,356		Wantage Township, NJ BANs, 3.500%, 10/30/2019	5,437,465
8,865,257		West Orange Township, NJ BANs, 2.250%, 5/15/2020	8,906,793
5,144,100		Westville, NJ BANs, 2.500%, 5/5/2020	5,174,486
		TOTAL	322,557,267
		New Mexico—0.1%
3,400,000		Albuquerque, NM IDRB (El Encanto, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.560%, 6/1/2019	3,400,000
		New York—6.5%
3,372,529		Argyle, NY CSD BANs, 3.000%, 6/6/2019	3,372,982

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$38,357,295		Binghamton, NY, (Series B) BANs, 3.500%, 4/17/2020	$38,935,823
10,000,000		Copiague, NY Union Free School District TANs, 2.750%, 6/25/2019	10,005,523
3,512,000		Corning, NY (Town of), (Series 2018A) BANs, 2.750%, 8/14/2019	3,517,019
5,000,000		Elba, NY, (Series 2018A) BANs, 2.750%, 11/26/2019	5,000,000
4,500,000		Elmont, NY Union Free School District TANs, 2.750%, 6/20/2019	4,501,966
11,979,694		Gananda, NY CSD BANs, 3.000%, 6/21/2019	11,987,106
4,675,000		Harrisville, NY CSD BANs, 2.750%, 6/28/2019	4,677,542
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 1.520%, 6/6/2019	5,590,000
9,795,095		Lyons, NY CSD BANs, 2.750%, 6/28/2019	9,801,138
3,000,000		Mineola, NY Union Free School District TANs, 3.000%, 6/20/2019	3,001,387
6,000,000		Morrisville-Eaton, NY CSD, (Series B) BANs, 3.000%, 6/28/2019	6,003,938
5,350,000		Mount Pleasant, NY CSD BANs, 2.750%, 6/28/2019	5,353,313
13,500,000		Nassau County, NY IDA (Clinton Plaza Senior Housing), (Series 2004) Weekly VRDNs, (FNMA LOC), 1.500%, 6/6/2019	13,500,000
2,232,680		New Paltz, NY, (Series 2018B) BANs, 3.000%, 9/18/2019	2,238,884
4,005,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 1.510%, 6/6/2019	4,005,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 1.500%, 6/5/2019	24,880,000
1,000,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.270%, 6/3/2019	1,000,000
15,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.800%, Mandatory Tender 6/5/2019	15,000,000
5,000,000		Newfield, NY CSD BANs, 3.000%, 6/27/2019	5,002,627
2,991,600		Oriskany, NY CSD BANs, 2.750%, 7/12/2019	2,994,070
3,000,000		Plattsburgh (Town Of), NY BANs, 2.750%, 8/23/2019	3,005,014
3,400,000		Port Authority of New York and New Jersey, (Series A), CP, 1.570%, Mandatory Tender 8/15/2019	3,400,000
12,040,000		Port Authority of New York and New Jersey, (Series A), CP, 1.650%, Mandatory Tender 7/11/2019	12,040,000
16,950,000		Port Authority of New York and New Jersey, (Series A), CP, 1.650%, Mandatory Tender 8/8/2019	16,950,000
1,246,628		Rome, NY, (2018 Series B) BANs, 2.750%, 8/30/2019	1,248,430
5,000,000		Seaford, NY Union Free School District TANs, 2.750%, 6/26/2019	5,002,706
5,000,000		Sewanhaka, NY Central High School District TANs, 2.750%, 6/21/2019	5,002,300
2,600,000		Whitesboro, NY CSD BANs, 2.750%, 6/28/2019	2,601,508
		TOTAL	229,618,276
		North Carolina—1.1%
25,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.630%, 6/5/2019	25,100,000
5,530,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 7/25/2019	5,530,000
6,800,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	6,800,000
		TOTAL	37,430,000
		Ohio—1.6%
4,250,000		Athens, OH City School District BANs, 3.000%, 6/26/2019	4,252,160
2,342,000		Bay Village, OH BANs, 3.000%, 6/7/2019	2,342,377
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	30,470,000
8,600,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	8,600,000
2,000,000		Plain City Village, OH BANs, 3.000%, 11/12/2019	2,010,173
2,630,000		Tiffin, OH BANs, 3.000%, 6/21/2019	2,631,412
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	7,000,000
		TOTAL	57,306,122

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oregon—0.9%
$12,185,000		Oregon State Housing and Community Services Department, (2004 Series B) Weekly VRDNs, (Bank of America N.A. LIQ), 1.500%, 6/6/2019	$12,185,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.510%, 6/6/2019	10,000,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.510%, 6/6/2019	10,000,000
		TOTAL	32,185,000
		Pennsylvania—4.6%
107,005,000		Allegheny County, PA HDA (UPMC Health System), PUTTERs (Series 5011) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.280%, 6/3/2019	107,005,000
10,535,000		Allegheny County, PA IDA (Carnegie Museums of Pittsburgh), (Series of 2002) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.470%, 6/6/2019	10,535,000
5,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	5,000,000
8,000,000		Deforest, WI ASD BANs, 3.000%, 12/18/2019	8,017,280
6,420,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	6,420,000
12,500,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 1.500%, 6/6/2019	12,500,000
11,500,000		Pennsylvania Infrastructure Investment Authority, (Series 2019A) UNCPXs, 1.900%, Mandatory Tender 7/31/2019	11,500,000
500,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2018-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 6/6/2019	500,000
		TOTAL	161,477,280
		Rhode Island—0.1%
3,095,000		Rhode Island State Health and Educational Building Corp. (CVS-Highlander Charter School, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.450%, 6/5/2019	3,095,000
		South Carolina—0.9%
10,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 1.620%, 6/5/2019	10,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.620%, 6/5/2019	10,100,000
4,840,000		Berkeley County, SC School District, Solar Eclipse (Series 2017-0030) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/15/2019	4,840,000
6,000,000		Lexington County, SC School District No. 001 (South Carolina School District Credit Enhancement Program), Solar Eclipse (Series 2017-0058) TOBs, (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/1/2019	6,000,000
730,000		South Carolina Jobs-EDA (ACI Industries LLC), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 1.610%, 6/6/2019	730,000
		TOTAL	32,170,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 1.500%, 6/6/2019	3,000,000
		Tennessee—0.9%
25,320,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 1.620%, 6/5/2019	25,320,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.530%, 6/7/2019	5,000,000
		TOTAL	30,320,000
		Texas—11.2%
22,600,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.450%, 6/5/2019	22,600,000
15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.450%, 6/5/2019	15,800,000
30,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 1.450%, 6/5/2019	30,000,000
2,950,000		Dalhart, TX Economic Development Corp. (Northside Farms LLC), (Series 2005) Weekly VRDNs, (AgriBank FCB LOC), 1.510%, 6/6/2019	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.530%, 6/6/2019	2,100,000
5,495,000		Frisco, TX ISD, Solar Eclipse Certificates (Series 2019-0002) TOBs, (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/22/2019	5,495,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$16,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Golden Blue (Series 3a-7) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	$16,000,000
14,070,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	14,070,000
6,000,000		Houston, TX Combined Utility System, (Series B-4), CP, (State Street Bank and Trust Co. LIQ), 1.700%, Mandatory Tender 6/20/2019	6,000,000
12,795,000		Houston, TX Housing Finance Corp. (Regency Park Apartments), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.440%, 6/5/2019	12,795,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 1.620%, 6/5/2019	4,000,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs, 1.550%, 6/5/2019	12,500,000
13,200,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 1.550%, 6/5/2019	13,200,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs, 1.550%, 6/5/2019	42,000,000
33,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs, 1.550%, 6/5/2019	33,600,000
43,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Emerald Renewable Diesel LLC), (Series 2018) TOBs, (GTD by United States Treasury), 1.900%, Mandatory Tender 10/3/2019	43,000,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.550%, 6/6/2019	15,000,000
56,290,000		Texas State, (Series 2018) TRANs, 4.000%, 8/29/2019	56,578,828
12,695,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.430%, 6/5/2019	12,695,000
27,025,000		Texas State, Veterans Bonds, Series 2019 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	27,025,000
10,600,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2005A) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.480%, 6/5/2019	10,600,000
		TOTAL	398,008,828
		Utah—2.5%
89,675,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.590%, 6/6/2019	89,675,000
730,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs, (Wells Fargo Trust Bank LOC), 1.610%, 6/6/2019	730,000
		TOTAL	90,405,000
		Virginia—0.6%
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.570%, 6/6/2019	3,100,000
19,465,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank N.A., New York LIQ), 1.620%, Optional Tender 6/6/2019	19,465,000
		TOTAL	22,565,000
		Washington—1.6%
2,035,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.660%, 6/6/2019	2,035,000
8,780,000		Port of Seattle, WA Revenue, Tender Option Bond Trust Certificates (Series 2018-XF2630) Weekly VRDNs, (Credit Suisse AG LIQ), 1.520%, 6/6/2019	8,780,000
2,100,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.530%, 6/6/2019	2,100,000
8,300,000		Washington State Housing Finance Commission (Inglenook Court LLC), (Series 1995) Weekly VRDNs, (FHLMC LOC), 1.440%, 6/5/2019	8,300,000
10,790,000		Washington State Housing Finance Commission (Merrill Gardens at Renton Centre, LLC), Series 2004A) Weekly VRDNs, (FNMA LOC), 1.440%, 6/6/2019	10,790,000
25,000,000		Washington State Housing Finance Commission (Merrill Gardens at University Village, LLC), (Series 2007A) Weekly VRDNs, (FNMA LOC), 1.430%, 6/6/2019	25,000,000
		TOTAL	57,005,000
		Wisconsin—0.2%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.560%, 6/6/2019	1,000,000
1,075,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.620%, 6/6/2019	1,075,000
3,500,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 1.640%, 6/6/2019	3,500,000
		TOTAL	5,575,000
		Wyoming—0.7%
9,800,000		Lincoln County, WY (Exxon Capital Ventures, Inc.), (Series 2014) Daily VRDNs, (GTD by Exxon Mobil Corp.), 2.350%, 6/3/2019	9,800,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wyoming—continued
$16,600,000		Sweetwater County, WY Environmental Improvement (Pacificorp), (Series 1995) Daily VRDNs, 2.310%, 6/3/2019	$16,600,000
		TOTAL	26,400,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (AT AMORTIZED COST)[2]	3,555,890,715
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(8,263,137)
		TOTAL NET ASSETS—100%	$3,547,627,578
Securities that are subject to the federal alternative minimum tax (AMT) represent 57.0% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of May 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRNs	—Floating Rate Notes
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue

PCRB(s)	—Pollution Control Revenue Bond(s)
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
12

Federated Prime Cash Obligations Fund
Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.2%
		Finance - Automotive—0.2%
$ 38,595,002		AmeriCredit Automobile Receivables Trust 2019-1, Class A1, 2.659%, 3/18/2020	$38,595,002
19,205,111		Westlake Automobile Receivables Trust 2019-1, Class A1, 2.768%, 2/18/2020	19,205,111
		TOTAL ASSET-BACKED SECURITIES	57,800,113
		CERTIFICATES OF DEPOSIT—8.3%
		Finance - Banking—8.3%
190,000,000		Bank of Montreal, 2.690%—2.700%, 3/9/2020 - 3/19/2020	190,000,000
25,000,000		Canadian Imperial Bank of Commerce, 2.760%, 6/25/2019	25,000,000
100,000,000		MUFG Bank Ltd., 2.690%, 8/21/2019	99,173,974
160,000,000		MUFG Bank Ltd., 2.700%—2.900%, 5/1/2019 - 5/29/2019	160,000,000
130,000,000		Mizuho Bank Ltd., 2.610%—2.800%, 5/7/2019 - 7/15/2019	130,000,000
103,000,000		Mizuho Bank Ltd., 2.640%, 6/19/2019	102,631,965
40,000,000		Mizuho Bank Ltd., 2.650%—2.670%, 5/20/2019 - 6/21/2019	39,909,066
275,000,000		Mizuho Bank Ltd., 2.655%—2.690%, 6/17/2019 - 7/22/2019	274,190,324
25,000,000		Mizuho Bank Ltd., 2.750%, 5/7/2019	24,988,619
50,000,000		Nordea Bank Abp, 2.620%, 9/11/2019	50,000,000
26,750,000		Sumitomo Mitsui Banking Corp., 2.700%, 5/3/2019	26,749,021
315,500,000		Sumitomo Mitsui Trust Bank Ltd., 2.450%—2.600%, 5/1/2019 - 7/12/2019	315,500,000
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.600%, 7/26/2019	100,000,000
75,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.700%, 7/11/2019	74,604,128
150,000,000		Toronto Dominion Bank, 2.600%, 10/1/2019	150,000,000
15,000,000		Toronto Dominion Bank, 2.660%, 12/2/2019	15,000,000
40,000,000		Wells Fargo Bank International, 2.700%, 9/23/2019	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,817,747,097
	[1]	COMMERCIAL PAPER—23.4%
		Consumer Products—0.6%
140,000,000		Philip Morris International, Inc., 2.633%—2.634%, 6/27/2019	139,421,450
		Finance - Banking—8.1%
208,238,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.597%—2.610%, 6/17/2019 - 7/25/2019	206,994,740
50,000,000		Banque et Caisse d'Epargne de L'Etat, 2.574%, 8/28/2019	49,578,542
145,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.595%—3.060%, 7/1/2019 - 4/6/2020	143,244,673
50,000,000		Cancara Asset Securitization LLC, (Bank of Scotland, Edinburgh LIQ)/(Lloyds Bank PLC, London LIQ), 2.550%, 5/13/2019	49,957,667
275,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.567%—2.578%, 6/11/2019 - 7/17/2019	273,944,215
143,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.501%—2.560%, 5/7/2019 - 6/10/2019	142,729,757
100,000,000		MUFG Bank Ltd., 2.617%, 5/8/2019	99,949,444
13,900,000		Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 2.665%, 10/21/2019	13,724,323
145,867,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.529%—2.575%, 5/2/2019 - 6/6/2019	145,655,387
325,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.566%—2.598%, 5/22/2019 - 7/12/2019	323,895,896
4,250,000		Nordea Bank Abp, 2.581%, 5/13/2019	4,246,366
40,000,000		Nordea Bank Abp, 2.593%, 10/4/2019	39,556,267
180,000,000		Sumitomo Mitsui Banking Corp., 2.635%—2.690%, 7/1/2019 - 9/9/2019	178,668,542
39,700,000		Toronto Dominion Bank, 2.572%, 7/16/2019	39,485,863
75,000,000		Westpac Banking Corp. Ltd., Sydney, 3.102%, 11/1/2019	73,846,167
		TOTAL	1,785,477,849
		Finance - Commercial—1.2%
105,855,000		CAFCO, LLC, 2.567%—2.578%, 6/19/2019 - 7/29/2019	105,253,315
1

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Commercial—continued
$149,250,000		CRC Funding, LLC, 2.628%—2.953%, 5/1/2019 - 8/7/2019	$148,907,767
		TOTAL	254,161,082
		Finance - Retail—7.2%
790,250,000		Chariot Funding LLC, 2.655%—2.996%, 5/13/2019 - 3/9/2020	781,105,483
60,000,000		Old Line Funding, LLC, 2.623%, 6/25/2019	59,761,667
105,000,000		Old Line Funding, LLC, 2.798%—2.984%, 5/15/2019 - 11/4/2019	104,138,639
473,000,000		Sheffield Receivables Company LLC, 2.635%—2.697%, 6/14/2019 - 8/15/2019	470,150,630
50,000,000		Starbird Funding Corp., 2.566%, 6/10/2019	49,858,333
126,538,000		Thunder Bay Funding, LLC, 2.638%—3.070%, 9/20/2019 - 9/25/2019	125,147,465
		TOTAL	1,590,162,217
		Finance - Securities—4.5%
180,000,000		Anglesea Funding LLC, 2.607%—2.644%, 7/8/2019 - 9/27/2019	178,511,825
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.481%, 5/2/2019	99,993,111
220,000,000		Collateralized Commercial Paper Co. LLC, 2.620%—2.994%, 6/19/2019 - 11/25/2019	217,426,425
271,000,000		Collateralized Commercial Paper FLEX Co., LLC, 2.651%—2.974%, 7/10/2019 - 10/22/2019	268,587,842
85,000,000		Collateralized Commercial Paper II Co. LLC, 2.598%—3.231%, 7/1/2019 - 11/25/2019	84,269,525
43,000,000		Great Bridge Capital Co., LLC, 2.631%—2.642%, 5/31/2019 - 6/21/2019	42,867,758
100,000,000		Longship Funding LLC, 2.565%—2.578%, 5/3/2019 - 7/1/2019	99,776,028
		TOTAL	991,432,514
		Sovereign—1.8%
400,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.568%—2.603%, 7/21/2019 - 9/21/2019	397,339,139
		TOTAL COMMERCIAL PAPER	5,157,994,251
		CORPORATE NOTE—0.1%
		Finance - Banking—0.1%
16,550,000		Commonwealth Bank of Australia, 2.300%, 3/12/2020	16,498,899
	[2]	NOTES - VARIABLE—29.8%
		Finance - Banking—22.8%
99,600,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.687% (1-month USLIBOR +0.200%), 5/20/2019	99,600,000
124,500,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.701% (1-month USLIBOR +0.200%), 5/1/2019	124,500,000
149,500,000		Bank of Montreal, 2.634% (1-month USLIBOR +0.160%), 5/7/2019	149,500,000
50,000,000		Bank of Montreal, 2.657% (1-month USLIBOR +0.180%), 5/28/2019	50,000,000
75,000,000		Bank of Montreal, 2.679% (1-month USLIBOR +0.200%), 5/7/2019	75,000,000
50,000,000		Bank of Montreal, 2.681% (1-month USLIBOR +0.200%), 5/10/2019	50,000,000
75,000,000		Bank of Montreal, 2.702% (3-month USLIBOR +0.100%), 6/25/2019	75,000,000
25,000,000		Bank of Montreal, 2.774% (1-month USLIBOR +0.300%), 5/7/2019	25,000,000
65,000,000		Bank of Montreal, 2.777% (1-month USLIBOR +0.300%), 5/7/2019	65,000,000
100,000,000		Bank of Montreal, 2.884% (1-month USLIBOR +0.400%), 5/13/2019	100,000,000
70,000,000		Bank of Nova Scotia, Toronto, 2.781% (1-month USLIBOR +0.300%), 5/24/2019	70,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.633% (1-month USLIBOR +0.160%), 5/13/2019	30,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.681% (1-month USLIBOR +0.200%), 5/10/2019	65,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.717% (1-month USLIBOR +0.240%), 5/28/2019	20,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.719% (3-month USLIBOR +0.130%), 7/8/2019	50,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.721% (1-month USLIBOR +0.240%), 5/10/2019	50,000,000
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.743% (3-month USLIBOR +0.130%), 6/21/2019	25,000,000
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.772% (1-month USLIBOR +0.290%), 5/13/2019	25,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.794% (1-month USLIBOR +0.320%), 5/17/2019	10,000,000
19,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.807% (1-month USLIBOR +0.320%), 5/23/2019	19,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.811% (1-month USLIBOR +0.330%), 5/24/2019	20,000,000
3,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.814% (1-month USLIBOR +0.340%), 5/7/2019	3,000,000
2

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$38,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.829% (3-month USLIBOR +0.220%), 6/27/2019	$38,000,000
100,000,000		Canadian Imperial Bank of Commerce, 2.654% (1-month USLIBOR +0.180%), 5/7/2019	100,000,000
100,000,000		Canadian Imperial Bank of Commerce, 2.659% (1-month USLIBOR +0.180%), 5/2/2019	100,000,000
140,000,000		Canadian Imperial Bank of Commerce, 2.677% (1-month USLIBOR +0.190%), 5/22/2019	140,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.719% (3-month USLIBOR +0.130%), 7/8/2019	50,000,000
105,000,000		Canadian Imperial Bank of Commerce, 2.730% (Effective Fed Funds +0.280%), 5/1/2019	105,000,000
10,000,000		Canadian Imperial Bank of Commerce, 2.774% (1-month USLIBOR +0.300%), 5/7/2019	10,000,000
125,000,000		Canadian Imperial Bank of Commerce, 2.824% (1-month USLIBOR +0.350%), 5/8/2019	125,000,000
30,000,000		Canadian Imperial Bank of Commerce, 2.861% (1-month USLIBOR +0.380%), 5/10/2019	30,000,000
100,000,000		Canadian Imperial Bank of Commerce, 2.867% (1-month USLIBOR +0.380%), 5/20/2019	100,000,000
252,000,000		Canadian Imperial Bank of Commerce, 2.893% (1-month USLIBOR +0.400%), 5/3/2019	252,000,000
7,165,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 2.520%, 5/2/2019	7,165,000
3,700,000		Charlotte Christian School, Series 1999, (Wells Fargo Bank, N.A. LOC), 2.520%, 5/1/2019	3,700,000
50,000,000		Commonwealth Bank of Australia, 2.672% (1-month USLIBOR +0.200%), 5/9/2019	50,000,000
50,000,000		Commonwealth Bank of Australia, 2.703% (1-month USLIBOR +0.220%), 5/28/2019	50,000,000
3,570,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 2.480%, 5/2/2019	3,570,000
35,000,000		Credit Suisse AG, 2.910% (Secured Overnight Financing Rate +0.430%), 5/1/2019	35,000,221
6,880,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.500%, 5/2/2019	6,880,000
7,000,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 2.500%, 5/2/2019	7,000,000
2,580,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.500%, 5/2/2019	2,580,000
4,265,000		Guiding Light Church, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.530%, 5/2/2019	4,265,000
15,635,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.480%, 5/2/2019	15,635,000
60,000,000		J.P. Morgan Securities LLC, 2.663% (1-month USLIBOR +0.190%), 5/14/2019	60,000,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.520%, 5/2/2019	3,000,000
1,045,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 2.500%, 5/2/2019	1,045,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.701% (3-month USLIBOR +0.100%), 7/1/2019	100,000,000
33,750,000		National Australia Bank Ltd., Melbourne, Sr. Note, 144A, 2.869% (3-month USLIBOR +0.240%), 5/29/2019	33,767,447
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 2.480%, 5/2/2019	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 2.500%, 5/2/2019	29,435,000
7,284,700		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 2.550%, 5/1/2019	7,284,700
40,350,000		Pepper I-Prime 2018-2 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.849% (1-month USLIBOR +0.350%), 5/13/2019	40,350,000
40,000,000		Pepper I-Prime 2019-1 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.879% (1-month USLIBOR +0.350%), 5/14/2020	40,000,000
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.843% (1-month USLIBOR +0.350%), 5/13/2019	30,500,000
60,000,000		Royal Bank of Canada, 2.637% (1-month USLIBOR +0.160%), 5/6/2019	60,000,000
25,000,000		Royal Bank of Canada, 2.673% (1-month USLIBOR +0.200%), 5/15/2019	25,000,000
40,000,000		Royal Bank of Canada, 2.680% (Secured Overnight Financing Rate +0.220%), 6/18/2019	40,000,000
50,000,000		Royal Bank of Canada, 2.694% (1-month USLIBOR +0.210%), 5/13/2019	50,000,000
50,000,000		Royal Bank of Canada, 2.730% (Effective Fed Funds +0.280%), 5/1/2019	50,000,000
59,000,000		Royal Bank of Canada, 2.799% (3-month USLIBOR +0.210%), 7/8/2019	59,000,000
134,500,000		Royal Bank of Canada, 2.806% (3-month USLIBOR +0.210%), 7/3/2019	134,500,000
50,000,000		Royal Bank of Canada, 2.843% (1-month USLIBOR +0.360%), 5/30/2019	50,000,000
80,000,000		Royal Bank of Canada, 2.853% (1-month USLIBOR +0.380%), 5/13/2019	80,000,000
20,000,000		Royal Bank of Canada, 2.884% (3-month USLIBOR +0.200%), 5/15/2019	20,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 2.500%, 5/2/2019	15,000,000
5,020,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 2.480%, 5/2/2019	5,020,000
5,920,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.550%, 5/2/2019	5,920,000
100,000,000		State Street Bank and Trust Co., 2.743% (1-month USLIBOR +0.270%), 5/15/2019	100,000,000
3

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$100,000,000		Sumitomo Mitsui Banking Corp., 2.784% (1-month USLIBOR +0.300%), 5/13/2019	$100,000,000
100,000,000	[3]	Sumitomo Mitsui Banking Corp., 2.784% (1-month USLIBOR +0.310%), 5/8/2019	100,000,000
70,000,000		Sumitomo Mitsui Banking Corp., 2.787% (1-month USLIBOR +0.310%), 5/7/2019	70,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.803% (1-month USLIBOR +0.320%), 5/28/2019	100,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.813% (1-month USLIBOR +0.320%), 5/3/2019	100,000,000
1,215,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 2.520%, 5/3/2019	1,215,000
80,000,000		Toronto Dominion Bank, 2.713% (1-month USLIBOR +0.230%), 5/28/2019	80,000,000
60,000,000		Toronto Dominion Bank, 2.823% (1-month USLIBOR +0.350%), 5/13/2019	60,000,000
110,000,000		Toronto Dominion Bank, 2.848% (1-month USLIBOR +0.370%), 5/28/2019	110,000,000
60,000,000		Toronto Dominion Bank, 2.948% (3-month USLIBOR +0.210%), 5/6/2019	60,000,000
5,700,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 2.470%, 5/1/2019	5,700,000
25,000,000		Wells Fargo Bank, N.A., 2.811% (3-month USLIBOR +0.160%), 5/22/2019	25,000,000
73,500,000		Westpac Banking Corp. Ltd., Sydney, 2.662% (1-month USLIBOR +0.190%), 5/9/2019	73,500,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.697% (1-month USLIBOR +0.210%), 5/20/2019	75,000,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.720% (Effective Fed Funds +0.270%), 5/1/2019	75,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.730% (Effective Fed Funds +0.280%), 5/1/2019	100,000,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 2.750% (Effective Fed Funds +0.300%), 5/1/2019	20,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.761% (1-month USLIBOR +0.280%), 5/24/2019	25,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.767% (3-month USLIBOR +0.170%), 7/15/2019	99,985,808
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.773% (1-month USLIBOR +0.300%), 5/13/2019	25,000,000
44,500,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (3-month USLIBOR +0.180%), 7/2/2019	44,500,000
125,000,000		Westpac Banking Corp. Ltd., Sydney, 2.793% (1-month USLIBOR +0.320%), 5/15/2019	125,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 2.916% (3-month USLIBOR +0.180%), 5/1/2019	50,000,000
		TOTAL	5,020,788,176
		Finance - Commercial—2.0%
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.673% (1-month USLIBOR +0.200%), 5/14/2019	50,000,000
99,500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.673% (1-month USLIBOR +0.200%), 5/15/2019	99,500,000
15,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.674% (1-month USLIBOR +0.200%), 5/6/2019	15,000,000
60,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.677% (1-month USLIBOR +0.200%), 5/6/2019	60,000,000
125,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.682% (1-month USLIBOR +0.027%), 5/13/2019	125,000,000
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.702% (1-month USLIBOR +0.200%), 5/1/2019	50,000,000
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.707% (1-month USLIBOR +0.230%), 5/6/2019	50,000,000
		TOTAL	449,500,000
		Finance - Retail—2.4%
100,000,000		Chariot Funding LLC, 2.683% (1-month USLIBOR +0.190%), 5/1/2019	100,000,000
64,500,000		Chariot Funding LLC, 2.691% (1-month USLIBOR +0.210%), 5/24/2019	64,500,000
4,985,914		Holmes Master Issuer PLC 2018-2A, Class A1, 2.834% (1-month USLIBOR +0.350%), 5/15/2019	4,985,914
45,000,000		Old Line Funding, LLC, 2.663% (1-month USLIBOR +0.180%), 5/28/2019	45,000,000
50,000,000		Old Line Funding, LLC, 2.771% (1-month USLIBOR +0.290%), 7/10/2019	50,000,000
68,000,000		Old Line Funding, LLC, 2.781% (1-month USLIBOR +0.300%), 5/10/2019	68,000,000
50,000,000		Old Line Funding, LLC, 2.781% (1-month USLIBOR +0.300%), 5/10/2019	50,000,000
90,000,000		Old Line Funding, LLC, 2.843% (1-month USLIBOR +0.350%), 5/3/2019	90,000,000
50,000,000		Thunder Bay Funding, LLC, 2.781% (1-month USLIBOR +0.300%), 5/10/2019	50,000,000
		TOTAL	522,485,914
		Finance - Securities—1.7%
50,000,000		Anglesea Funding LLC, (HSBC Bank PLC COL)/(ING Bank N.V. COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.694% (1-month USLIBOR +0.220%), 5/17/2019	50,000,000
50,000,000		Anglesea Funding LLC, (HSBC Bank PLC COL)/(ING Bank N.V. COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.697% (1-month USLIBOR +0.220%), 5/6/2019	50,000,000
4

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$43,000,000		Anglesea Funding LLC, (HSBC Bank PLC COL)/(ING Bank N.V. COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.722% (3-month USLIBOR +0.120%), 7/5/2019	$43,000,000
25,000,000		Anglesea Funding LLC, (HSBC Bank PLC COL)/(ING Bank N.V. COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.734% (1-month USLIBOR +0.250%), 5/13/2019	25,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.753% (1-month USLIBOR +0.280%), 5/15/2019	20,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.803% (3-month USLIBOR +0.220%), 7/30/2019	20,000,000
75,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.723% (1-month USLIBOR +0.230%), 5/3/2019	75,000,000
35,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.702% (3-month USLIBOR +0.100%), 6/24/2019	35,000,000
30,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.711% (1-month USLIBOR +0.210%), 5/1/2019	30,000,000
20,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.712% (1-month USLIBOR +0.230%), 5/13/2019	20,000,000
		TOTAL	368,000,000
		Government Agency—0.9%
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 2.500%, 5/2/2019	4,925,000
2,030,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 2.580%, 5/2/2019	2,030,000
18,050,000		Canyon Oaks LLC, Series 2017-A Canyon Oaks Apartments, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	18,050,000
7,210,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 2.500%, 5/2/2019	7,210,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	5,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 2.500%, 5/2/2019	6,740,000
11,400,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 2.500%, 5/2/2019	11,400,000
23,820,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	23,820,000
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	35,960,000
7,380,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (FHLB of New York LOC), 2.500%, 5/2/2019	7,380,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	7,450,000
5,705,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 2.530%, 5/2/2019	5,705,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 2.500%, 5/2/2019	11,260,000
20,400,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-A, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	20,400,000
13,600,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-B, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	13,600,000
7,680,000		The J.G. Aguirre Master Trust, (FHLB of Atlanta LOC), 2.500%, 5/2/2019	7,680,000
		TOTAL	192,610,000
		TOTAL NOTES - VARIABLE	6,553,384,090
		TIME DEPOSITS—9.8%
		Finance - Banking—9.8%
400,000,000		Australia & New Zealand Banking Group, Melbourne, 2.460%, 5/1/2019	400,000,000
150,000,000		Cooperatieve Rabobank UA, 2.360%, 5/1/2019	150,000,000
900,000,000		Credit Industriel et Commercial, 2.360%, 5/1/2019	900,000,000
150,000,000		DNB Bank ASA, 2.350%, 5/1/2019	150,000,000
150,000,000		Nordea Bank Abp, 2.350%, 5/1/2019	150,000,000
150,000,000		Northern Trust Co., Chicago, IL, 2.300%, 5/1/2019	150,000,000
250,000,000		Standard Chartered Bank, 2.450%, 5/2/2019	250,000,000
		TOTAL TIME DEPOSITS	2,150,000,000
		INVESTMENT COMPANY—0.1%
26,997,500		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[4] (IDENTIFIED COST $27,000,200)	27,000,200
		OTHER REPURCHASE AGREEMENTS—7.8%
		Finance - Banking—7.8%
$95,000,000		BMO Capital Markets Corp., 2.520%, dated 4/30/2019, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,015,750 on 5/1/2019, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and medium-term notes with a market value of $229,662,098 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
5

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$75,000,000	BNP Paribas SA, 2.550%, dated 4/30/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,396 on 5/1/2019, in which asset-backed securities, corporate bonds, medium-term notes, sovereign securities, treasury bills and treasury notes with a market value of $178,512,694 have been received as collateral and held with BNY Mellon as tri-party agent.	$75,000,000
50,000,000	BNP Paribas SA, 2.700%, dated 2/21/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,506,250 on 5/22/2019, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $77,016,375 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	Citigroup Global Markets, Inc., 2.980%, dated 2/1/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,122,011 on 8/1/2019, in which corporate bonds and medium-term notes with a market value of $76,709,945 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	Citigroup Global Markets, Inc., 3.030%, dated 2/1/2019, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,205,674 on 8/1/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $148,312,054 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
73,000,000	HSBC Securities (USA), Inc., 2.520%, dated 4/30/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,250 on 5/1/2019, in which corporate bonds, medium-term notes and sovereign securities with a market value of $178,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	73,000,000
25,000,000	HSBC Securities (USA), Inc., 2.520%, dated 4/30/2019, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,750 on 5/1/2019, in which assets-backed securities with a market value of $25,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	25,000,000
50,000,000	ING Financial Markets LLC, 2.770%, dated 4/30/2019, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,011,542 on 5/1/2019, in which corporate bonds and sovereign securities with a market value of $153,012,187 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
100,000,000	MUFG Securities Americas, Inc., 2.540%, dated 4/30/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,111 on 5/1/2019, in which municipal bonds with a market value of $204,014,393 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	MUFG Securities Americas, Inc., 2.620%, dated 4/30/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,556 on 5/1/2019, in which corporate bonds and unit investment trust with a market value of $204,014,847 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
40,000,000	Mizuho Securities USA, Inc., 2.850%, dated 4/30/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,958 on 5/1/2019 in which collateralized mortgage obligations with a market value of $51,004,038 have been received as collateral and held with BNY Mellon as tri-party agent.	40,000,000
94,000,000	Mizuho Securities USA, Inc., 3.050%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,826,889 on 6/10/2019 in which asset-backed securities with a market value of $163,490,360 have been received as collateral and held with BNY Mellon as tri-party agent.	94,000,000
150,000,000	Societe Generale, Paris, 2.510%, dated 4/30/2019, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,017,431 on 5/1/2019, in which corporate bonds, medium-term notes and sovereign securities with a market value of $255,018,414 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
100,000,000	Societe Generale, Paris, 2.590%, dated 4/30/2019, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,017,986 on 5/1/2019, in which corporate bonds, medium-term notes, sovereign securities, treasury bills and treasury notes with a market value of $255,018,346 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
50,000,000	Wells Fargo Securities LLC, 2.520%, dated 4/30/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,007,000 on 5/1/2019, in which medium-term notes with a market value of $102,007,269 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
200,000,000	Wells Fargo Securities LLC, 2.570%, dated 4/25/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,099,944 on 5/2/2019 in which certificates of deposit and commercial paper with a market value of $204,087,381 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
125,000,000	Wells Fargo Securities LLC, 2.570%, dated 4/30/2019, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,062,465 on 5/7/2019 in which commercial paper with a market value of $127,509,102 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
100,000,000	Wells Fargo Securities LLC, 2.580%, dated 4/29/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,050,167 on 5/6/2019 in which commercial paper with a market value of $102,014,620 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
85,000,000	Wells Fargo Securities LLC, 3.030%, dated 4/23/2019, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,643,875 on 7/22/2019 in which collateralized mortgage obligations with a market value of $86,758,378 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
100,000,000	Wells Fargo Securities LLC, 3.130%, dated 4/18/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,565,000 on 10/15/2019 in which asset-backed securities and collateralized mortgage obligations with a market value of $102,115,288 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,712,000,000
6

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—20.2%
	Finance - Banking—20.2%
$250,000,000	Repurchase agreement 2.770%, dated 4/30/2019 under which Citibank, N.A. will repurchase securities provided as collateral for $250,019,236 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2049 and the market value of those underlying securities was $255,019,741.	$250,000,000
500,000,000	Interest in $2,500,000,000 joint repurchase agreement 2.770%, dated 4/30/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $2,500,192,361 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2059 and the market value of those underlying securities was $2,550,000,000.	500,000,000
1,250,000,000	Interest in $1,500,000,000 joint repurchase agreement 2.770%, dated 4/30/2019 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,500,115,417 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $1,544,737,466.	1,250,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.770%, dated 4/30/2019 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,076,944 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2049 and the market value of those underlying securities was $1,020,198,194.	500,000,000
938,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.770%, dated 4/30/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,230,833 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,485,868.	938,000,000
1,000,000,000	Interest in $2,280,000,000 joint repurchase agreement 2.770%, dated 4/30/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,280,175,433 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2048 and the market value of those underlying securities was $2,325,778,942.	1,000,000,000
	TOTAL REPURCHASE AGREEMENTS	4,438,000,000
	TOTAL INVESTMENT IN SECURITIES—99.7% (AMORTIZED AND IDENTIFIED COST $21,930,424,650)	21,930,424,650
	OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	61,458,661
	TOTAL NET ASSETS—100%	$21,991,883,311
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2018	26,997,500
Purchases/Additions	—
Sales/Reductions	—
Balance of Shares Held 4/30/2019	26,997,500
Value	$27,000,200
Change in Unrealized Appreciation/Depreciation	—
Net Realized Gain/(Loss)	—
Dividend Income	$483,239
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2019, these restricted securities amounted to $100,000,000, which represented 0.5% of total net assets.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
7

Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at that fund's net asset value (NAV), which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$57,800,113	$—	$57,800,113
Certificates of Deposit	—	1,817,747,097	—	1,817,747,097
Commercial Paper	—	5,157,994,251	—	5,157,994,251
Corporate Note	—	16,498,899	—	16,498,899
Notes-Variable	—	6,553,384,090	—	6,553,384,090
Time Deposits	—	2,150,000,000	—	2,150,000,000
Other Repurchase Agreements	—	1,712,000,000	—	1,712,000,000
Repurchase Agreements	—	4,438,000,000	—	4,438,000,000
Investment Company	27,000,200	—	—	27,000,200
TOTAL SECURITIES	$27,000,200	$21,903,424,450	$—	$21,930,424,650
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London InterBank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
8

Federated Institutional Prime Obligations Fund
Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.5%
		Finance - Automotive—0.5%
$66,159,414		Enterprise Fleet Financing 2019-1, LLC, Class A1, 2.700%, 3/23/2020	$66,180,975
17,147,420		Westlake Automobile Receivables Trust 2019-1, Class A1, 2.768%, 2/18/2020	17,150,461
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $83,306,834)	83,331,436
		CERTIFICATES OF DEPOSIT—11.4%
		Finance - Banking—11.4%
175,000,000		Bank of Montreal, 2.690%—2.700%, 3/9/2020 - 3/19/2020	175,210,874
25,000,000		Canadian Imperial Bank of Commerce, 2.760%, 6/25/2019	25,000,000
220,000,000		MUFG Bank Ltd., 2.820%—2.900%, 5/1/2019 - 5/13/2019	220,000,000
275,000,000		Mizuho Bank Ltd., 2.570%—2.800%, 5/7/2019 - 7/22/2019	275,016,975
135,000,000		Mizuho Bank Ltd., 2.630%—2.700%, 5/13/2019 - 7/29/2019	134,419,812
100,000,000		Mizuho Bank Ltd., 2.655%—2.690%, 6/17/2019 - 7/12/2019	100,008,953
15,000,000		Mizuho Bank Ltd., 2.750%, 5/7/2019	14,993,171
85,000,000		Nordea Bank Abp, 2.620%, 9/11/2019	85,024,380
165,000,000		Sumitomo Mitsui Banking Corp., 2.600%—2.780%, 6/3/2019 - 6/4/2019	165,001,420
273,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.450%—2.620%, 5/1/2019 - 7/12/2019	273,010,452
249,000,000		Toronto Dominion Bank, 2.580%—2.600%, 8/19/2019 - 10/1/2019	249,048,102
185,000,000		Toronto Dominion Bank, 2.660%, 12/2/2019	185,095,958
100,000,000		Toronto Dominion Bank, 3.100%, 10/25/2019	100,249,006
25,000,000		Wells Fargo Bank International, 2.700%, 9/23/2019	25,003,172
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,026,410,602)	2,027,082,275
	[1]	COMMERCIAL PAPER—23.9%
		Finance - Banking—8.3%
51,378,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.596%, 6/27/2019	51,168,121
38,010,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.535%, 5/3/2019	38,004,657
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.648%—3.060%, 7/1/2019 - 4/6/2020	48,956,655
25,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.577%, 7/17/2019	24,861,008
145,000,000		J.P. Morgan Securities LLC, 2.660%, 10/16/2019	143,205,689
268,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.541%—2.578%, 5/14/2019 - 6/10/2019	267,639,600
175,000,000		MUFG Bank Ltd., 2.617%—2.669%, 5/8/2019 - 7/5/2019	174,603,769
5,300,000		Malayan Banking Berhad, New York, (Wells Fargo Bank, N.A. LOC), 2.644%, 10/7/2019	5,239,392
62,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.567%—2.575%, 6/6/2019 - 6/11/2019	61,826,825
250,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.566%—2.638%, 5/6/2019 - 7/12/2019	249,316,596
50,000,000		National Australia Bank Ltd., Melbourne, 2.670%, 3/19/2020	48,841,250
225,000,000		Nordea Bank Abp, 2.589%—2.593%, 9/23/2019 - 10/4/2019	222,587,146
85,000,000		Sumitomo Mitsui Banking Corp., 2.635%—2.690%, 7/1/2019 - 9/9/2019	84,404,511
30,000,000		Toronto Dominion Bank, 2.572%, 7/16/2019	29,838,557
25,000,000		Westpac Banking Corp. Ltd., Sydney, 3.102%, 11/1/2019	24,668,413
		TOTAL	1,475,162,189
		Finance - Commercial—1.0%
79,000,000		CAFCO, LLC, 2.558%—2.665%, 6/17/2019 - 8/7/2019	78,644,449
100,000,000		CRC Funding, LLC, 2.628%—2.655%, 5/7/2019 - 8/27/2019	99,551,833
		TOTAL	178,196,282
		Finance - Retail—6.7%
353,000,000		Chariot Funding LLC, 2.720%—3.026%, 6/10/2019 - 3/9/2020	348,534,793
1

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Retail—continued
$24,000,000		Old Line Funding, LLC, 2.828%, 5/15/2019	$23,973,867
552,000,000		Sheffield Receivables Company LLC, 2.635%—2.806%, 5/14/2019 - 8/16/2019	549,203,617
125,000,000		Starbird Funding Corp., 2.567%—2.627%, 5/6/2019 - 6/10/2019	124,831,146
130,000,000		Thunder Bay Funding, LLC, 2.614%—2.828%, 5/16/2019 - 9/16/2019	129,178,164
		TOTAL	1,175,721,587
		Finance - Securities—4.1%
348,300,000		Anglesea Funding LLC, 2.612%—2.704%, 6/4/2019 - 9/16/2019	345,800,031
40,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.481%, 5/2/2019	39,997,244
94,000,000		Collateralized Commercial Paper Co. LLC, 2.620%—2.682%, 10/7/2019 - 11/5/2019	92,849,865
105,000,000		Collateralized Commercial Paper FLEX Co., LLC, 2.929%—2.974%, 7/10/2019 - 8/15/2019	104,338,935
48,000,000		Collateralized Commercial Paper II Co. LLC, 2.942%—3.231%, 7/1/2019 - 11/25/2019	47,518,385
48,500,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.631%, 6/14/2019	48,344,692
50,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 2.565%, 5/2/2019	49,996,459
		TOTAL	728,845,611
		Food & Beverage—0.3%
60,000,000		Nestle Capital Corp., (GTD by Nestle S.A.), 2.620%, 12/23/2019	59,021,190
		Insurance—1.1%
194,100,000		UnitedHealth Group, Inc., 2.634%—2.708%, 6/26/2019 - 6/27/2019	193,280,718
		Sovereign—2.4%
432,400,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.567%—2.603%, 7/12/2019 - 9/22/2019	429,727,892
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $4,239,793,840)	4,239,955,469
		CORPORATE BOND—0.2%
		Finance - Banking—0.2%
44,488,000		Westpac Banking Corp. Ltd., Sydney, Sr. Unsecd. Note, 2.150%, 3/6/2020 (IDENTIFIED COST $44,298,771)	44,301,266
	[2]	NOTES - VARIABLE—25.3%
		Finance - Banking—20.1%
50,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.687% (1-month USLIBOR +0.200%), 5/20/2019	50,000,000
47,000,000		Bank of Montreal, 2.679% (1-month USLIBOR +0.200%), 5/7/2019	47,017,693
50,000,000		Bank of Montreal, 2.681% (1-month USLIBOR +0.200%), 5/10/2019	50,018,966
100,000,000		Bank of Montreal, 2.774% (1-month USLIBOR +0.300%), 5/7/2019	100,000,000
100,000,000		Bank of Montreal, 2.884% (1-month USLIBOR +0.400%), 5/13/2019	100,158,200
76,467,000		Bank of Montreal, 2.921% (3-month USLIBOR +0.320%), 7/18/2019	76,516,950
70,000,000		Bank of Nova Scotia, Toronto, 2.781% (1-month USLIBOR +0.300%), 5/24/2019	70,000,000
54,000,000		Bank of Nova Scotia, Toronto, 2.910% (Secured Overnight Financing Rate +0.430%), 5/1/2019	54,000,000
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.681% (1-month USLIBOR +0.200%), 5/10/2019	40,009,545
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.703% (1-month USLIBOR +0.220%), 5/30/2019	50,020,416
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.704% (1-month USLIBOR +0.220%), 5/13/2019	30,013,154
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.713% (1-month USLIBOR +0.230%), 5/28/2019	20,010,352
23,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.719% (3-month USLIBOR +0.130%), 7/8/2019	23,006,194
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.737% (3-month USLIBOR +0.130%), 6/7/2019	20,000,000
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.743% (3-month USLIBOR +0.130%), 6/21/2019	35,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.757% (3-month USLIBOR +0.160%), 7/15/2019	30,022,884
61,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.772% (1-month USLIBOR +0.290%), 5/13/2019	61,032,317
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.794% (1-month USLIBOR +0.320%), 5/17/2019	50,000,000
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.794% (1-month USLIBOR +0.320%), 5/6/2019	25,000,000
16,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.807% (1-month USLIBOR +0.320%), 5/23/2019	16,000,000
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.811% (1-month USLIBOR +0.330%), 5/24/2019	25,025,912
45,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.814% (1-month USLIBOR +0.340%), 5/7/2019	45,000,000
100,000,000		Canadian Imperial Bank of Commerce, 2.659% (1-month USLIBOR +0.180%), 5/2/2019	99,983,839
2

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$110,000,000		Canadian Imperial Bank of Commerce, 2.677% (1-month USLIBOR +0.190%), 5/22/2019	$110,037,962
30,000,000		Canadian Imperial Bank of Commerce, 2.719% (3-month USLIBOR +0.130%), 7/8/2019	30,008,430
20,000,000		Canadian Imperial Bank of Commerce, 2.726% (3-month USLIBOR +0.130%), 7/3/2019	20,004,953
20,000,000		Canadian Imperial Bank of Commerce, 2.730% (Effective Fed Funds +0.280%), 5/1/2019	19,999,988
25,000,000		Canadian Imperial Bank of Commerce, 2.774% (1-month USLIBOR +0.300%), 5/7/2019	25,000,000
14,000,000		Canadian Imperial Bank of Commerce, 2.793% (1-month USLIBOR +0.310%), 5/28/2019	14,000,000
40,000,000		Canadian Imperial Bank of Commerce, 2.824% (1-month USLIBOR +0.350%), 5/8/2019	40,056,518
119,500,000		Canadian Imperial Bank of Commerce, 2.829% (3-month USLIBOR +0.220%), 6/27/2019	119,646,393
100,000,000		Canadian Imperial Bank of Commerce, 2.893% (1-month USLIBOR +0.400%), 5/3/2019	100,175,664
46,300,000		Canadian Imperial Bank of Commerce, 2.959% (3-month USLIBOR +0.330%), 5/29/2019	46,306,923
6,355,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 2.500%, 5/1/2019	6,355,000
125,000,000		Commonwealth Bank of Australia, 2.672% (1-month USLIBOR +0.200%), 5/9/2019	125,050,865
80,000,000		Commonwealth Bank of Australia, 2.703% (1-month USLIBOR +0.220%), 5/28/2019	80,044,702
5,000,000		Commonwealth Bank of Australia, 2.838% (3-month USLIBOR +0.100%), 5/3/2019	5,000,000
5,370,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.500%, 5/2/2019	5,370,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 2.440%, 5/1/2019	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 2.530%, 5/2/2019	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 2.530%, 5/2/2019	7,000,000
10,000,000		J.P. Morgan Securities LLC, 2.663% (1-month USLIBOR +0.190%), 5/14/2019	10,000,000
6,200,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 2.470%, 5/1/2019	6,200,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 2.520%, 5/2/2019	5,375,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.520%, 5/2/2019	9,780,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.701% (3-month USLIBOR +0.100%), 7/1/2019	99,981,374
41,000,000		Pepper I-Prime 2018-2 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.849% (1-month USLIBOR +0.350%), 5/13/2019	40,994,383
40,000,000		Pepper I-Prime 2019-1 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.879% (1-month USLIBOR +0.350%), 5/14/2019	39,999,782
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.843% (1-month USLIBOR +0.350%), 5/13/2019	30,516,531
5,575,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 2.580%, 5/2/2019	5,575,000
20,000,000		Royal Bank of Canada, 2.637% (1-month USLIBOR +0.160%), 5/6/2019	19,995,810
25,000,000		Royal Bank of Canada, 2.673% (1-month USLIBOR +0.200%), 5/15/2019	25,009,317
100,000,000		Royal Bank of Canada, 2.730% (Effective Fed Funds +0.280%), 5/1/2019	100,018,112
20,000,000		Royal Bank of Canada, 2.730% (Effective Fed Funds +0.280%), 5/1/2019	19,999,981
49,500,000		Royal Bank of Canada, 2.741% (3-month USLIBOR +0.140%), 7/16/2019	49,537,920
50,000,000		Royal Bank of Canada, 2.806% (3-month USLIBOR +0.210%), 7/3/2019	50,059,521
25,000,000		Royal Bank of Canada, 2.843% (1-month USLIBOR +0.360%), 5/30/2019	25,033,266
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 2.500%, 5/2/2019	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 2.500%, 5/2/2019	20,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 2.480%, 5/2/2019	18,965,000
780,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.550%, 5/2/2019	780,000
90,000,000		Sumitomo Mitsui Banking Corp., 2.784% (1-month USLIBOR +0.300%), 5/13/2019	90,044,747
80,000,000		Sumitomo Mitsui Banking Corp., 2.787% (1-month USLIBOR +0.310%), 5/7/2019	80,040,767
100,000,000		Sumitomo Mitsui Banking Corp., 2.813% (1-month USLIBOR +0.320%), 5/3/2019	100,052,604
20,000,000		Toronto Dominion Bank, 2.713% (1-month USLIBOR +0.230%), 5/28/2019	20,002,732
20,000,000		Toronto Dominion Bank, 2.718% (3-month USLIBOR +0.110%), 6/6/2019	20,002,116
90,000,000		Toronto Dominion Bank, 2.767% (1-month USLIBOR +0.280%), 5/23/2019	90,008,293
40,000,000		Toronto Dominion Bank, 2.823% (1-month USLIBOR +0.350%), 5/13/2019	40,048,359
25,000,000		Toronto Dominion Bank, 2.848% (1-month USLIBOR +0.370%), 5/28/2019	25,034,449
50,000,000		Toronto Dominion Bank, 2.874% (1-month USLIBOR +0.400%), 5/8/2019	50,000,000
25,000,000		Wells Fargo Bank, N.A., 2.811% (3-month USLIBOR +0.160%), 5/22/2019	25,000,000
3

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$35,000,000		Wells Fargo Bank, N.A., 2.844% (3-month USLIBOR +0.160%), 5/15/2019	$35,000,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.662% (1-month USLIBOR +0.190%), 5/9/2019	75,026,047
150,000,000		Westpac Banking Corp. Ltd., Sydney, 2.730% (Effective Fed Funds +0.280%), 5/1/2019	150,035,883
127,200,000		Westpac Banking Corp. Ltd., Sydney, 2.750% (Effective Fed Funds +0.300%), 5/1/2019	127,257,954
45,000,000		Westpac Banking Corp. Ltd., Sydney, 2.761% (1-month USLIBOR +0.280%), 5/24/2019	45,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (3-month USLIBOR +0.180%), 7/2/2019	100,092,083
6,665,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.480%, 5/2/2019	6,665,000
		TOTAL	3,563,725,851
		Finance - Commercial—1.3%
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.673% (1-month USLIBOR +0.200%), 5/14/2019	50,000,000
99,500,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.674% (1-month USLIBOR +0.200%), 5/6/2019	99,500,000
85,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.707% (1-month USLIBOR +0.230%), 5/6/2019	85,000,000
		TOTAL	234,500,000
		Finance - Retail—0.9%
25,000,000		Chariot Funding LLC, 2.683% (1-month USLIBOR +0.190%), 5/1/2019	24,997,931
25,000,000		Chariot Funding LLC, 2.691% (1-month USLIBOR +0.210%), 5/24/2019	25,009,318
60,000,000		Old Line Funding, LLC, 2.843% (1-month USLIBOR +0.350%), 5/3/2019	60,053,812
50,000,000		Thunder Bay Funding, LLC, 2.704% (1-month USLIBOR +0.230%), 5/7/2019	50,004,663
		TOTAL	160,065,724
		Finance - Securities—2.1%
95,000,000		Anglesea Funding LLC, (HSBC Bank PLC COL)/(ING Bank N.V. COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.694% (1-month USLIBOR +0.220%), 5/17/2019	95,000,000
50,000,000		Anglesea Funding LLC, (HSBC Bank PLC COL)/(ING Bank N.V. COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.697% (1-month USLIBOR +0.220%), 5/6/2019	50,003,110
40,000,000		Anglesea Funding LLC, (HSBC Bank PLC COL)/(ING Bank N.V. COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.722% (3-month USLIBOR +0.120%), 7/5/2019	40,000,000
25,000,000		Anglesea Funding LLC, (HSBC Bank PLC COL)/(ING Bank N.V. COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.734% (1-month USLIBOR +0.250%), 5/13/2019	25,000,000
3,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.711% (1-month USLIBOR +0.210%), 5/1/2019	3,000,549
54,500,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.702% (3-month USLIBOR +0.100%), 6/24/2019	54,500,000
47,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.711% (1-month USLIBOR +0.210%), 5/1/2019	47,008,594
11,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.712% (1-month USLIBOR +0.230%), 5/13/2019	11,003,227
35,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.803% (3-month USLIBOR +0.220%), 7/30/2019	35,017,160
		TOTAL	360,532,640
		Government Agency—0.9%
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 2.500%, 5/2/2019	9,015,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 2.500%, 5/2/2019	5,445,000
19,500,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	19,500,000
19,500,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	19,500,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	16,000,000
1,000,000		Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	1,000,000
5,905,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 2.500%, 5/2/2019	5,905,000
4,655,000		Jefferson at Stadium Park—Phase B Owner LLC, Jefferson at Stadium Park Apartments, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	4,655,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 2.490%, 5/2/2019	19,640,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 2.500%, 5/2/2019	7,500,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 2.500%, 5/2/2019	5,740,000
4

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 2.490%, 5/2/2019	$5,975,000
		TOTAL	158,075,000
		TOTAL NOTES—VARIABLE (IDENTIFIED COST $4,475,428,226)	4,476,899,215
		TIME DEPOSITS—3.1%
		Finance - Banking—3.1%
350,000,000		Australia & New Zealand Banking Group, Melbourne, 2.460%, 5/1/2019	350,000,000
200,000,000		Standard Chartered Bank, 2.450%, 5/2/2019	200,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $550,000,000)	550,000,000
		OTHER REPURCHASE AGREEMENTS—10.0%
		Finance - Banking—10.0%
130,000,000		BMO Capital Markets Corp., 2.52%, dated 4/30/2019, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,015,750 on 5/1/2019, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and medium-term notes with a market value of $229,662,098 have been received as collateral and held with BNY Mellon as tri-party agent.	130,000,000
100,000,000		BNP Paribas SA, 2.55%, dated 4/30/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,396 on 5/1/2019, in which asset-backed securities, corporate bonds, medium-term notes, treasury bills and treasury notes with a market value of $178,512,694 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
25,000,000		BNP Paribas SA, 2.70%, dated 2/21/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,506,250 on 5/22/2019, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $77,016,375 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
48,400,000		Citigroup Global Markets, Inc., 2.92%, dated 4/30/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,004,056 on 5/1/2019, in which asset-backed securities, collateralized mortgage obligations and sovereign debt securities with a market value of $51,153,835 have been received as collateral and held with BNY Mellon as tri-party agent.	48,400,000
25,000,000		Citigroup Global Markets, Inc., 2.98%, dated 2/1/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,122,011 on 8/1/2019, in which corporate bonds and medium-term notes with a market value of $76,709,945 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000		Citigroup Global Markets, Inc., 3.03%, dated 2/1/2019, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,205,674 on 8/1/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $148,312,054 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
100,000,000		HSBC Securities (USA), Inc., 2.52%, dated 4/30/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,250 on 5/1/2019, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $178,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
145,000,000		HSBC Securities (USA), Inc., 2.62%, dated 4/30/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,736 on 5/1/2019, in which corporate bonds and medium-term notes with a market value of $178,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	145,000,000
100,000,000		ING Financial Markets LLC, 2.77%, dated 4/30/2019, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,011,542 on 5/1/2019, in which corporate bonds and sovereign debt securities with a market value of $153,012,187 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
100,000,000		MUFG Securities Americas, Inc., 2.54%, dated 4/30/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,111 on 5/1/2019, in which municipal bonds with a market value of $204,014,393 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
95,000,000		MUFG Securities Americas, Inc., 2.62%, dated 4/30/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,556 on 5/1/2019, in which corporate bonds and unit investment trust with a market value of $204,014,847 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
50,000,000		Mizuho Securities USA, Inc., 2.66%, dated 4/29/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,051,722 on 5/13/2019, in which exchange-traded funds and unit investment trust with a market value of $51,007,539 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000		Mizuho Securities USA, Inc., 3.05%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,826,889 on 6/10/2019, in which asset-backed securities with a market value of $163,490,360 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000		Societe Generale, Paris, 2.51%, dated 4/30/2019, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,017,431 on 5/1/2019, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $255,018,414 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$150,000,000	Societe Generale, Paris, 2.590%, dated 4/30/2019, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,017,986 on 5/1/2019, in which corporate bonds, medium-term notes, sovereign debt securities, treasury bills and treasury notes with a market value of $255,018,346 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
50,000,000	Wells Fargo Securities LLC, 2.52%, dated 4/30/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,007,000 on 5/1/2019, in which medium-term notes with a market value of $102,007,269 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	Wells Fargo Securities LLC, 2.57%, dated 4/25/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,049,972 on 5/2/2019, in which commercial paper with a market value of $102,043,690 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
125,000,000	Wells Fargo Securities LLC, 2.57%, dated 4/30/2019, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,062,465 on 5/7/2019, in which commercial paper with a market value of $127,509,102 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
80,000,000	Wells Fargo Securities LLC, 3.03%, dated 4/23/2019, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,606,000 on 7/22/2019, in which collateralized mortgage obligations with a market value of $81,654,944 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
100,000,000	Wells Fargo Securities LLC, 3.13%, dated 4/18/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,565,000 on 10/15/2019, in which collateralized mortgage obligations with a market value of $102,115,289 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,768,400,000)	1,768,400,000
	REPURCHASE AGREEMENTS—25.6%
	Finance - Banking—25.6%
750,000,000	Repurchase agreement 2.77%, dated 4/30/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,057,708 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2068 and the market value of those underlying securities was $771,606,866.	750,000,000
1,500,000,000	Interest in $2,500,000,000 joint repurchase agreement 2.77%, dated 4/30/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $2,500,192,361 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2059 and the market value of those underlying securities was $2,550,000,000.	1,500,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.77%, dated 4/30/2019 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,076,944 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2049 and the market value of those underlying securities was $1,020,198,194.	500,000,000
542,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.77%, dated 4/30/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,230,833 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,485,868.	542,000,000
1,000,000,000	Interest in $2,280,000,000 joint repurchase agreement 2.77%, dated 4/30/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,280,175,433 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2048 and the market value of those underlying securities was $2,325,778,942.	1,000,000,000
245,100,000	Interest in $250,000,000 joint repurchase agreement 2.77%, dated 4/30/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,019,236 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2048 and the market value of those underlying securities was $255,019,622.	245,100,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $4,537,100,000)	4,537,100,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $17,724,738,273)	17,727,069,661
	OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	(7,999,231)
	TOTAL NET ASSETS—100%	$17,719,070,430
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
6

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
7

Federated Institutional Prime Value Obligations Fund
Portfolio of Investments
April 30, 2019 (unaudited)
Shares		Value
	INVESTMENT COMPANY—100.2%
12,248,947,700	Federated Institutional Prime Obligations Fund, Institutional Shares, 2.52%[1] (IDENTIFIED COST $12,251,917,536)	$12,252,622,385
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $12,251,917,536)	12,252,622,385
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[2]	(22,192,709)
	TOTAL NET ASSETS—100%	$12,230,429,676
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
Federated Institutional Prime Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2018	7,109,138,403
Purchases/Additions	9,613,800,000
Sales/Reductions	(4,473,990,703)
Balance of Shares Held 4/30/2019	12,248,947,700
Value	$12,252,622,385
Change in Unrealized Appreciation/Depreciation	$(583,465)
Net Realized Gain/(Loss)	$853,635
Dividend Income	$157,952,640
The Fund invests in Federated Institutional Prime Obligations Fund (POF), a diversified portfolio of Money Market Obligations Trust (the “Trust”) which is also managed by the Adviser. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At April 30, 2019, POF represents 100.2% of the Fund's net assets. Therefore, the performance of the Fund is directly affected by the performance of POF.
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
1

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
2

Federated Tax-Free Obligations Fund
Portfolio of Investments
May 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —102.5%
		Alabama—5.9%
$24,220,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 2.240%, 6/3/2019	$24,220,000
11,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 2.240%, 6/3/2019	11,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.420%, 6/5/2019	40,000,000
39,850,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 2.240%, 6/3/2019	39,850,000
4,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 2.240%, 6/3/2019	4,100,000
11,680,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 2.240%, 6/3/2019	11,680,000
35,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.420%, 6/5/2019	35,000,000
21,975,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 1.430%, 6/6/2019	21,975,000
24,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 1.520%, 6/6/2019	24,810,000
		TOTAL	212,635,000
		Arizona—0.8%
15,315,000		Arizona State IDA (Phoenix Children's Hospital), (Series 2019A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.250%, 6/3/2019	15,315,000
11,210,000		Mesa, AZ Utility System, Solar Eclipse (2017-0026) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	11,210,000
3,750,000		Pima County, AZ IDA (Wasatch Pool Holdings IV, LLC), (Series 2001: Eastside Place Apartments) Weekly VRDNs, (FNMA LOC), 1.420%, 6/6/2019	3,750,000
		TOTAL	30,275,000
		California—2.4%
46,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.540%, 6/6/2019	46,000,000
10,500,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 1.780%, Mandatory Tender 8/8/2019	10,500,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.600%, Mandatory Tender 6/11/2019	12,000,000
15,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.820%, Mandatory Tender 8/1/2019	15,500,000
2,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 1.730%, Mandatory Tender 7/11/2019	2,000,000
		TOTAL	86,000,000
		Colorado—1.3%
5,185,000		Adams County, CO Five Star School District, RBC Muni Products (Series 2018 G-24) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	5,185,000
9,910,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/18/2019	9,910,000
6,345,000		Colorado State Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group), (Series 2018-XF0667) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	6,345,000
6,685,000		Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/6/2019	6,685,000
8,110,000		University of Colorado (The Regents of), RBC Muni Products (Series E-123) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	8,110,000
10,935,000		University of Colorado (The Regents of), Solar Eclipse (Series 2017-0065) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/20/2019	10,935,000
		TOTAL	47,170,000
		Connecticut—0.9%
2,105,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.450%, 6/6/2019	2,105,000
345,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.450%, 6/6/2019	345,000
29,995,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	29,995,000
		TOTAL	32,445,000
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		District of Columbia—0.5%
10,450,000		District of Columbia HFA, BAML 3a7 (Series 2019-BAML8002) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.500%, 6/6/2019	$10,450,000
4,980,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	4,980,000
3,990,000		District of Columbia, Solar Eclipse (Series 2017-0035) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	3,990,000
		TOTAL	19,420,000
		Florida—8.7%
6,465,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	6,465,000
31,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 1.620%, Mandatory Tender 7/1/2019	31,905,000
5,000,000		Florida State Board of Education Public Education (Florida State), Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/3/2019	5,000,000
10,805,000		Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/1/2019	10,805,000
11,000,000		Florida State, Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	11,000,000
15,350,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.530%, 6/5/2019	15,350,000
2,950,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/5/2019	2,950,000
35,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 1.830%, Mandatory Tender 6/11/2019	35,960,000
15,090,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1995) Daily VRDNs, 2.250%, 6/3/2019	15,090,000
5,250,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 2.400%, 6/3/2019	5,250,000
10,000,000		Miami-Dade County, FL Seaport, (Series 2014A) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.430%, 6/6/2019	10,000,000
17,995,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.570%, 6/6/2019	17,995,000
6,410,000		Miami-Dade County, FL, RBC (Series E-70) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	6,410,000
1,750,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs, (SunTrust Bank LOC), 1.460%, 6/5/2019	1,750,000
4,200,000		Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs, (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.550%, 6/6/2019	4,200,000
5,325,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.460%, 6/5/2019	5,325,000
20,000,000		Orlando & Orange County Expressway Authority, FL (Central Florida Expressway Authority), RBC Muni Trust (Series E-62) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	20,000,000
17,480,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.480%, 6/6/2019	17,480,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.720%, 6/6/2019	16,500,000
18,585,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 2.250%, 6/3/2019	18,585,000
13,500,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.420%, 6/6/2019	13,500,000
18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.900%, Mandatory Tender 7/12/2019	18,000,000
24,000,000		Tallahassee, FL (Tallahassee Memorial HealthCare, Inc.), Tender Option Bond Trust (Series 2018-BAML7001) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	24,000,000
		TOTAL	313,520,000
		Georgia—3.3%
24,395,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.620%, Optional Tender 6/27/2019	24,395,000
750,000		Georgia State HFA, Tender Option Bond Trust Certificates (Series 2018-ZF2614) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.440%, 6/6/2019	750,000
5,415,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 1.460%, 6/6/2019	5,415,000
53,665,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1) TOBs, (Royal Bank of Canada LOC), 1.520%, Optional Tender 6/3/2019	53,665,000
10,000,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.520%, Optional Tender 6/3/2019	10,000,000
7,485,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/15/2019	7,485,000
4,470,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Bank of Montreal LOC), 1.490%, 6/5/2019	4,470,000
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Georgia—continued
3,550,000		Municipal Electric Authority of Georgia, (Series 1985A), CP, (Barclays Bank PLC LOC), 1.450%, Mandatory Tender 7/18/2019	$3,550,000
2,600,000		Municipal Electric Authority of Georgia, (Series 2008B) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.500%, 6/5/2019	2,600,000
3,000,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs, (Bank of America N.A. LOC), 1.430%, 6/6/2019	3,000,000
2,985,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005B-2) Weekly VRDNs, 1.310%, 6/6/2019	2,985,000
		TOTAL	118,315,000
		Hawaii—0.5%
8,845,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.870%, 6/6/2019	8,845,000
8,590,000		Hawaii State, Solar Eclipse (3a-7) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/18/2019	8,590,000
		TOTAL	17,435,000
		Illinois—1.2%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.520%, 6/6/2019	600,000
1,850,000		Chicago, IL O'Hare International Airport, (Series 2005C) Weekly VRDNs, (Bank of America N.A. LOC), 1.420%, 6/5/2019	1,850,000
7,590,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2019-XF0736) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.450%, 6/6/2019	7,590,000
8,000,000		Chicago, IL Sales Tax, Tender Option Bond Trust Receipt (Series 2019-XF0779) Weekly VRDNs, (Build America Mutual Assurance INS)/(Toronto Dominion Bank LIQ), 1.500%, 6/6/2019	8,000,000
24,353,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.500%, 6/6/2019	24,353,000
		TOTAL	42,393,000
		Indiana—0.3%
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	4,035,000
6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	6,500,000
		TOTAL	10,535,000
		Iowa—0.9%
31,400,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 1.460%, 6/6/2019	31,400,000
		Kansas—0.1%
5,000,000		Wyandotte County, KS USD 500, RBC Muni Products (Series 2018 G-23) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	5,000,000
		Kentucky—0.4%
14,245,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.530%, 6/7/2019	14,245,000
		Louisiana—2.6%
50,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 1.450%, 6/5/2019	50,000,000
10,400,000		Baton Rouge, LA Industrial Development Board (Exxon Mobil Corp.), (Series 2010A) Daily VRDNs, (GTD by Exxon Mobil Corp.), 2.310%, 6/3/2019	10,400,000
4,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 1.380%, 6/5/2019	4,000,000
1,080,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 1.380%, 6/5/2019	1,080,000
13,125,000		Louisiana Public Facilities Authority (Touro Infirmary), (Series 2019-BAML7003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	13,125,000
4,335,000		Louisiana State, RBC Muni Products (Series 2018 G-22) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	4,335,000
11,260,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.500%, 6/6/2019	11,260,000
		TOTAL	94,200,000
		Maryland—1.3%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.620%, Optional Tender 7/1/2019	5,000,000
1,070,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.370%, 6/4/2019	1,070,000
4,960,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041 TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/25/2019	4,960,000
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Maryland—continued
28,750,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 1.810%, Mandatory Tender 9/3/2019	$28,750,000
6,640,000		University System of Maryland, Solar Eclipse (Series 2017-0023) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	6,640,000
		TOTAL	46,420,000
		Massachusetts—1.5%
1,990,000		Billerica, MA, Solar Eclipse (2017-0027) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/8/2019	1,990,000
9,000,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.450%, 6/6/2019	9,000,000
3,000,000		Gardner, MA BANs, 2.750%, 6/28/2019	3,001,740
11,200,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.460%, 6/6/2019	11,200,000
4,025,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.460%, 6/6/2019	4,025,000
3,860,000		Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/22/2019	3,860,000
500,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs, (Citibank N.A., New York LIQ), 1.440%, 6/6/2019	500,000
1,100,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.450%, 6/6/2019	1,100,000
2,000,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), RBC Muni Products (Series 2019 E-130) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	2,000,000
5,215,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs, (Bank of America N.A. LIQ), 1.440%, 6/6/2019	5,215,000
2,950,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 1.430%, 6/6/2019	2,950,000
3,900,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.450%, 6/6/2019	3,900,000
7,240,000		Southwick, MA BANs, 2.500%, 12/18/2019	7,270,872
		TOTAL	56,012,612
		Michigan—4.3%
60,295,000		Eastern Michigan University (Board of Regents of), Golden Blue (3a-7) 2018-009 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC)/(Build America Mutual Assurance INS), 1.460%, 6/6/2019	60,295,000
5,000,000		Eastern Michigan University (Board of Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.470%, 6/6/2019	5,000,000
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2650) Weekly VRDNs, (Citibank N.A., New York LIQ)/(Michigan School Bond Qualification and Loan Program COL), 1.540%, 6/6/2019	4,000,000
675,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 1.420%, 6/6/2019	675,000
3,100,000		Michigan Job Development Authority (Andersons, Inc. (The)), (Series 1985) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.510%, 6/5/2019	3,100,000
18,000,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 1.810%, Mandatory Tender 9/3/2019	18,000,000
400,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.460%, 6/6/2019	400,000
3,105,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.530%, 6/7/2019	3,105,000
1,260,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.520%, 6/6/2019	1,260,000
23,800,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.520%, 6/6/2019	23,800,000
33,660,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.520%, 6/6/2019	33,660,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2651) Weekly VRDNs, (Citibank N.A., New York LIQ)/(GTD by Michigan School Bond Qualification and Loan Program), 1.540%, 6/6/2019	4,000,000
		TOTAL	157,295,000
		Minnesota—0.4%
1,890,000		Minneapolis, MN (Symphony Place) Weekly VRDNs, (FHLMC LOC), 1.450%, 6/6/2019	1,890,000
9,880,000		St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	9,880,000
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Minnesota—continued
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 1.500%, 6/6/2019	$2,642,000
		TOTAL	14,412,000
		Mississippi—0.2%
8,150,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 1.620%, 6/6/2019	8,150,000
		Missouri—1.4%
4,965,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	4,965,000
4,000,000		Missouri State HEFA (BJC Health System, MO), Tender Option Bond Trust Receipts (Series 2018-XF0678) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.450%, 6/6/2019	4,000,000
40,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.480%, 6/6/2019	40,000,000
		TOTAL	48,965,000
		Multi-State—13.2%
103,000,000		FHLMC, Tender Option Bond Trust Receipts (2019-BAML3002) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.490%, 6/6/2019	103,000,000
106,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.500%, 6/6/2019	106,000,000
121,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 1.490%, 6/6/2019	121,400,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.470%, 6/6/2019	47,100,000
98,900,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.500%, 6/6/2019	98,900,000
		TOTAL	476,400,000
		Nevada—0.7%
5,000,000		Clark County, NV, Solar Eclipse (Series 2017-0025) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/20/2019	5,000,000
11,700,000		Las Vegas, NV Convention & Visitors Authority, Tender Option Bond Trust Receipts (Series 2018-XG0199) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.500%, 6/6/2019	11,700,000
7,990,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/6/2019	7,990,000
		TOTAL	24,690,000
		New Jersey—3.8%
13,097,500		Belmar, NJ BANs, 3.250%, 2/7/2020	13,201,618
4,879,800		Caldwell Borough, NJ BANs, 2.500%, 4/3/2020	4,907,915
9,948,933		Carlstadt, NJ BANs, 2.625%, 7/26/2019	9,959,591
9,161,839		Chatham Township, NJ BANs, 2.500%, 4/9/2020	9,223,423
4,144,470		Cherry Hill, NJ BANs, 2.250%, 6/3/2020	4,169,254
9,700,000		Cranford Township, NJ BANs, 2.250%, 5/15/2020	9,749,943
6,000,000		Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.460%, 6/6/2019	6,000,000
3,500,000		Fanwood, NJ BANs, 2.500%, 4/15/2020	3,520,954
3,096,000		Franklin Lakes, NJ BANs, 3.000%, 10/24/2019	3,105,866
5,823,500		Hasbrouck Heights, NJ BANs, 2.750%, 3/20/2020	5,862,360
15,000,000		Lyndhurst Township, NJ BANs, 2.500%, 5/8/2020	15,089,389
8,395,000		Lyndhurst Township, NJ BANs, 3.000%, 2/7/2020	8,445,884
11,265,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Stage Trust (Series 2011-28C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 6/15/2019	11,265,000
3,886,000		Palmyra Borough, NJ, (2018 Series A) BANs, 3.250%, 12/17/2019	3,905,035
6,470,250		Red Bank, NJ BANs, 3.250%, 12/11/2019	6,502,018
2,500,000		Ridgefield Park, NJ BANs, 2.500%, 4/9/2020	2,514,680
5,604,000		Tenafly, NJ BANs, 2.500%, 5/29/2020	5,650,465
4,689,000		Vernon Township, NJ BANs, 3.000%, 9/13/2019	4,701,960
3,757,151		Waldwick, NJ BANs, 2.750%, 7/26/2019	3,761,869
4,887,750		Wanaque Borough, NJ BANs, 2.750%, 3/27/2020	4,921,134
1,715,130		Westampton, NJ BANs, 2.750%, 6/6/2019	1,715,291
		TOTAL	138,173,649
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		New York—9.1%
13,000,000		Copiague, NY Union Free School District TANs, 2.750%, 6/25/2019	$13,007,180
7,627,000		Corning, NY City School District, (Series B) BANs, 2.750%, 8/15/2019	7,640,070
4,000,000		East Williston, NY Union Free School District TANs, 2.750%, 6/25/2019	4,002,209
3,317,500		Guilderland, NY CSD BANs, 2.750%, 7/12/2019	3,320,422
4,697,462		Kingston, NY, (Series B) BANs, 3.000%, 8/27/2019	4,706,298
3,460,957		Lakeland, NY CSD of Shrub Oak BANs, 2.750%, 8/23/2019	3,467,521
6,200,000		Lyndonville, NY CSD BANs, 2.000%, 6/11/2020	6,223,622
21,190,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Eagles (Series 2017-0004) Weekly VRDNs, (Build America Mutual Assurance LOC)/(Citibank N.A., New York LIQ), 1.500%, 6/6/2019	21,190,000
8,985,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.540%, 6/6/2019	8,985,000
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XF0623) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.540%, 6/6/2019	10,000,000
30,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.200%, 6/3/2019	30,000,000
10,090,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.250%, 6/3/2019	10,090,000
66,870,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.430%, 6/3/2019	66,870,000
5,385,000		New York City, NY Transitional Finance Authority, Fiscal 2003 (Series A-4) Daily VRDNs, (TD Bank, N.A. LIQ), 2.200%, 6/3/2019	5,385,000
2,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.420%, 6/6/2019	2,000,000
9,100,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 2.320%, 6/3/2019	9,100,000
29,530,000		New York City, NY, (Fiscal 2017 Series A Subseries A-5) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.330%, 6/3/2019	29,530,000
6,700,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.270%, 6/3/2019	6,700,000
9,000,000		New York State HFA, (Series F) TOBs, 1.700%, Mandatory Tender 11/1/2019	9,000,000
18,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.800%, Mandatory Tender 6/5/2019	18,000,000
2,202,791		Ossining (Town of), NY BANs, 2.625%, 8/16/2019	2,205,869
5,200,000		Oyster Bay-East Norwich, NY CSD TANs, 3.000%, 6/26/2019	5,203,857
2,470,000		Pine Bush, NY CSD BANs, 2.750%, 8/29/2019	2,474,427
10,000,000		Sewanhaka, NY Central High School District TANs, 2.750%, 6/21/2019	10,004,600
7,425,857		Sleepy Hollow, NY, (Series A) BANs, 3.250%, 11/21/2019	7,460,244
16,803,400		Troy, NY Enlarged CSD BANs, 2.000%, 6/11/2020	16,869,437
7,500,000		Victor, NY CSD, (Series B) BANs, 3.000%, 6/28/2019	7,505,419
3,630,000		Webster, NY BANs, 2.750%, 7/9/2019	3,633,149
5,162,200		Webutuck, NY CSD, (2018 Series A) BANs, 2.750%, 8/23/2019	5,171,990
		TOTAL	329,746,314
		North Carolina—0.6%
4,805,000		Greensboro, NC Enterprise System, Solar Eclipse (Series 2017-0045) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/22/2019	4,805,000
5,570,000		Mecklenburg County, NC, Solar Eclipse (Series 2017-0052) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	5,570,000
11,015,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 7/25/2019	11,015,000
		TOTAL	21,390,000
		Ohio—3.0%
4,250,000		Avon, OH Water System BANs, 3.000%, 1/30/2020	4,276,314
10,000,000		Cleveland, OH Water (Cleveland, OH Department of Public Utilities), RBC Municipal Products Floater Certificates (Series E-119) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	10,000,000
4,000,000		Euclid, OH City School District, (RBC Muni Products G-39) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	4,000,000
420,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.400%, 6/6/2019	420,000
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Ohio—continued
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	$23,640,000
20,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-6), CP, 1.800%, Mandatory Tender 6/12/2019	20,000,000
16,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series B-5), CP, 1.800%, Mandatory Tender 6/12/2019	16,000,000
15,410,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	15,410,000
5,000,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.620%, Optional Tender 6/3/2019	5,000,000
1,895,000		Parma Heights, OH BANs, (GTD by Ohio State), 3.000%, 7/17/2019	1,897,457
4,000,000		Perrysburg, OH BANs, 2.000%, 5/21/2020	4,011,400
1,000,000		Seven Hills City, OH BANs, 3.000%, 4/9/2020	1,009,741
3,470,000		Wooster, OH (West View Manor), Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.550%, 6/6/2019	3,470,000
		TOTAL	109,134,912
		Oklahoma—0.5%
13,500,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.770%, 6/6/2019	13,500,000
3,410,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	3,410,000
		TOTAL	16,910,000
		Oregon—0.3%
12,065,000		Clackamas County, OR School District No. 7J (Lake Oswego), Solar Eclipse (2017-0053) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/27/2019	12,065,000
		Pennsylvania—3.1%
3,000,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.490%, 6/6/2019	3,000,000
2,100,000		Allegheny County, PA HDA (UPMC Health System), PUTTERs (Series 5011) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.280%, 6/3/2019	2,100,000
4,500,000		Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.450%, 6/6/2019	4,500,000
2,040,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.430%, 6/6/2019	2,040,000
4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs, (GTD by Citibank N.A., New York)/(Citibank N.A., New York LIQ), 1.480%, 6/6/2019	4,490,000
10,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	10,000,000
4,250,000		Bucks County, PA IDA (Grand View Hospital), (Series A of 2008) Weekly VRDNs, (TD Bank, N.A. LOC), 1.400%, 6/6/2019	4,250,000
1,370,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.430%, 6/6/2019	1,370,000
5,000,000		Commonwealth of Pennsylvania, (Second Series of 2016), 5.000%, 9/15/2019	5,048,470
7,080,000		Franklin County, PA IDA (Chambersburg Hospital), Stage Trust (Series 2010-01C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 7/25/2019	7,080,000
4,795,000		Geisinger Authority, PA Health System (Geisinger Health System), Stage Trust (Series 2011-69C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 7/25/2019	4,795,000
2,000,000		Haverford Twp., PA School District, (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 1.420%, 6/6/2019	2,000,000
2,640,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.430%, 6/6/2019	2,640,000
8,000,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	8,000,000
2,600,000		Pennsylvania State University, (Series B of 2009) TOBs, 1.730%, Mandatory Tender 6/1/2020	2,600,000
1,325,000		Philadelphia, PA Gas Works, (8th Series D) Weekly VRDNs, (Royal Bank of Canada LOC), 1.420%, 6/6/2019	1,325,000
100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 2.230%, 6/3/2019	100,000
400,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-B) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 2.230%, 6/3/2019	400,000
30,475,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.450%, 6/6/2019	30,475,000
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Pennsylvania—continued
2,550,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 1.420%, 6/6/2019	$2,550,000
2,000,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019D) Weekly VRDNs, (Bank of America N.A. LIQ), 1.430%, 6/6/2019	2,000,000
10,500,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.540%, 6/6/2019	10,500,000
		TOTAL	111,263,470
		South Carolina—0.7%
4,005,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.460%, 6/5/2019	4,005,000
15,000,000		South Carolina Jobs-EDA (Palmetto Health Alliance), (Series 2019-BAML5004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	15,000,000
5,000,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.620%, Optional Tender 10/1/2019	5,000,000
		TOTAL	24,005,000
		Tennessee—1.0%
8,700,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Tender Option Bond Trust Receipts (Series 2018-XG0194) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 6/6/2019	8,700,000
4,175,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs, (Bank of America N.A. LOC), 1.430%, 6/5/2019	4,175,000
25,000,000		Sullivan County, TN Health Educational & Housing Facilities Board (Wellmont Health System), (Series 2019-BAML5001) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	25,000,000
		TOTAL	37,875,000
		Texas—19.4%
8,545,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/15/2019	8,545,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 1.510%, 6/6/2019	700,000
3,745,000		Denton, TX ISD, (Series 2018-XF0648) Weekly VRDNs, (GTD by Texas PSFG Program)/(Toronto Dominion Bank LIQ), 1.450%, 6/6/2019	3,745,000
44,525,000		Gulf Coast, TX IDA (Exxon Mobil Corp.), (Series 2012) Daily VRDNs, 2.200%, 6/3/2019	44,525,000
17,125,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Golden Blue (Series 3a-7) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	17,125,000
17,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	17,000,000
10,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), PUTTERs (Series 5018) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.280%, 6/3/2019	10,000,000
40,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 1.550%, Mandatory Tender 11/25/2019	40,000,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 1.720%, Mandatory Tender 6/4/2019	20,000,000
44,670,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 2.250%, 6/3/2019	44,670,000
2,200,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 2.250%, 6/3/2019	2,200,000
36,545,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 2.250%, 6/3/2019	36,545,000
14,645,000		Harris County, TX Toll Road Authority, (Series E-1), CP, (Landesbank Hessen-Thuringen LOC), 1.510%, Mandatory Tender 8/8/2019	14,645,000
3,275,000		Harris County, TX Toll Road Authority, (Series E-1), CP, (Landesbank Hessen-Thuringen LOC), 1.810%, Mandatory Tender 8/8/2019	3,275,000
23,330,000		Harris County, TX Toll Road Authority, (Series E-2), CP, (Barclays Bank PLC LOC), 1.700%, Mandatory Tender 7/11/2019	23,330,000
2,000,000		Harris County, TX Toll Road Authority, (Series E-2), CP, (Barclays Bank PLC LOC), 1.810%, Mandatory Tender 8/8/2019	2,000,000
4,610,000		Hays, TX Consolidated ISD, Solar Eclipse (Series 2017-0050) TOBs, (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/11/2019	4,610,000
17,400,000		Houston, TX Combined Utility System, (Series 2004B-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.420%, 6/6/2019	17,400,000
8,000,000		Houston, TX Combined Utility System, (Series B-4), CP, (State Street Bank and Trust Co. LIQ), 1.700%, Mandatory Tender 6/20/2019	8,000,000
3,500,000		Houston, TX, RBC Muni Products (Series 2018 G-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	3,500,000
400,000		Pasadena, TX ISD, (Series 2005-B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.430%, 6/6/2019	400,000
7,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Weekly VRDNs, 1.470%, 6/5/2019	7,500,000
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Texas—continued
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, (GTD by Total S.A.), 1.450%, 6/5/2019	$25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (GTD by Total S.A.), 1.450%, 6/5/2019	21,000,000
17,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 1.420%, Mandatory Tender 6/21/2019	17,000,000
40,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 1.620%, Mandatory Tender 6/21/2019	40,000,000
55,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), CP, (State Street Bank and Trust Co. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.810%, Mandatory Tender 6/6/2019	55,000,000
17,000,000		San Antonio, TX Electric & Gas System, (2012 Series C), CP, 1.730%, Mandatory Tender 6/21/2019	17,000,000
4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	4,000,000
19,340,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Christus Health System), (Series 2008C-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.400%, 6/5/2019	19,340,000
88,315,000		Texas State, (Series 2018) TRANs, 4.000%, 8/29/2019	88,772,246
86,435,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.430%, 6/5/2019	86,435,000
		TOTAL	703,262,246
		Utah—3.0%
110,320,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.590%, 6/6/2019	110,320,000
		Virginia—1.6%
1,890,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018A) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.360%, 6/5/2019	1,890,000
1,865,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZF2619) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.450%, 6/6/2019	1,865,000
1,475,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.380%, 6/6/2019	1,475,000
1,200,000		Norfolk, VA, (Series 2007) Weekly VRDNs, (Bank of America N.A. LIQ), 1.400%, 6/5/2019	1,200,000
42,690,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank N.A., New York LIQ), 1.620%, Optional Tender 6/6/2019	42,690,000
3,300,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	3,300,000
5,000,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008A) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.390%, 6/6/2019	5,000,000
1,300,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	1,300,000
		TOTAL	58,720,000
		Washington—0.1%
4,000,000		Seattle, WA, Solar Eclipse 2017-0039 TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/11/2019	4,000,000
		West Virginia—0.0%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	1,475,000
		Wisconsin—3.5%
5,500,000		Milton, WI School District BANs, 5.000%, 8/19/2019	5,531,515
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036 TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	5,000,000
2,495,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.520%, 6/6/2019	2,495,000
14,705,000		Wisconsin State, (Series 13-A), CP, 1.750%, Mandatory Tender 6/4/2019	14,705,000
25,000,000		Wisconsin State, (Series 16-A), CP, 1.750%, Mandatory Tender 6/4/2019	25,000,000
1,735,000		Wisconsin State, (Series 2005), CP, 1.770%, Mandatory Tender 6/6/2019	1,735,000
25,500,000		Wisconsin State, (Series A) Weekly VRDNs, 1.550%, 6/5/2019	25,500,000
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Wisconsin—continued
45,900,000		Wisconsin State, Clippers (Series 2009-36) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.460%, 6/6/2019	$45,900,000
		TOTAL	125,866,515
		TOTAL INVESTMENT IN SECURITIES—102.5% (AT AMORTIZED COST)[2]	3,711,539,718
		OTHER ASSETS AND LIABILITIES – NET—(2.5)%[3]	(89,667,954)
		TOTAL NET ASSETS—100%	$3,621,871,764
At May 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of May 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PSFG	—Permanent School Fund Guarantee
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
10

VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
11

Federated Treasury Obligations Fund
Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—61.8%
$275,000,000	Interest in $300,000,000 joint repurchase agreement 2.430%, dated 4/18/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $301,215,000 on 6/17/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $306,268,519.	$ 275,000,000
600,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.440%, dated 4/2/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,006,167,778 on 7/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,022,004,890.	600,000,000
375,000,000	Interest in $400,000,000 joint repurchase agreement 2.440%, dated 4/11/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $402,467,111 on 7/11/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $408,553,094.	375,000,000
300,000,000	Interest in $925,000,000 joint repurchase agreement 2.450%, dated 4/29/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $930,728,576 on 7/29/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $943,628,495.	300,000,000
865,000,000	Interest in $900,000,000 joint repurchase agreement 2.460%, dated 3/27/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $905,535,000 on 6/25/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $920,195,603.	865,000,000
150,000,000	Interest in $500,000,000 joint repurchase agreement 2.750%, dated 4/29/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $500,038,194 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2026 and the market value of those underlying securities was $510,039,041.	150,000,000
315,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $315,024,063 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $321,324,580.	315,000,000
2,000,000,000	Interest in $5,000,000,000 joint repurchase agreement 2.760%, dated 4/30/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $5,000,383,333 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 7/15/2026 and the market value of those underlying securities was $5,095,631,816.	2,000,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 2.440%, dated 1/29/2019 under which Bank of Montreal will repurchase securities provided as collateral for $503,083,889 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $513,145,593.	475,000,000
417,000,000	Interest in $4,410,000,000 joint repurchase agreement 2.750%, dated 4/30/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $4,410,336,875 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $4,498,543,657.	417,000,000
50,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $50,003,819 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2046 and the market value of those underlying securities was $51,003,912.	50,000,000
1,000,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $1,000,076,389 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $1,020,235,898.	1,000,000,000
250,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which Citibank, N.A. will repurchase securities provided as collateral for $250,019,097 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $255,019,542.	250,000,000
100,000,000	Repurchase agreement 2.250%, dated 4/30/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $100,006,250 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $102,006,409.	100,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 2.500%, dated 4/30/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,034,722 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,035,450.	475,000,000
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,038,194 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $510,039,042.	$500,000,000
225,000,000	Interest in $500,000,000 joint repurchase agreement 2.430%, dated 4/2/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $501,012,500 on 5/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $510,998,345.	225,000,000
1,000,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,076,389 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2024 and the market value of those underlying securities was $1,020,078,011.	1,000,000,000
500,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which DNB Bank ASA will repurchase securities provided as collateral for $500,038,194 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 8/15/2023 and the market value of those underlying securities was $510,000,031.	500,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.750%, dated 4/30/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,229,167 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $3,059,951,155.	1,000,000,000
1,100,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,100,084,028 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $1,121,990,595.	1,100,000,000
400,000,000	Interest in $1,500,000,000 joint repurchase agreement 2.430%, dated 4/4/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,503,240,000 on 5/6/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/29/2024 and the market value of those underlying securities was $1,530,000,082.	400,000,000
1,626,000,000	Interest in $4,400,000,000 joint repurchase agreement 2.750%, dated 4/30/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $4,400,336,111 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $4,488,000,015.	1,626,000,000
70,580,000	Repurchase agreement 2.680%, dated 4/30/2019 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $70,585,254 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $71,996,974.	70,580,000
100,000,000	Repurchase agreement 2.730%, dated 4/30/2019 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $100,007,583 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $102,007,750.	100,000,000
200,001,437	Repurchase agreement 2.750%, dated 4/30/2019 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $200,016,715 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 11/15/2025 and the market value of those underlying securities was $204,002,728.	200,001,437
100,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $100,007,639 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $102,007,887.	100,000,000
2,000,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which National Australia Bank Ltd., Melbourne will repurchase securities provided as collateral for $2,000,152,778 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $2,040,574,045.	2,000,000,000
300,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.430%, dated 4/2/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,006,142,500 on 7/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $1,021,996,650.	300,000,000
925,000,000	Interest in $950,000,000 joint repurchase agreement 2.440%, dated 4/17/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $955,859,389 on 7/17/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $969,919,569.	925,000,000
850,000,000	Repurchase agreement 2.750%, dated 4/30/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $850,064,931 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $867,066,274.	850,000,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$618,695,000		Repurchase agreement 2.770%, dated 4/30/2019 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $618,742,605 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $630,800,075.	$618,695,000
187,991,000		Repurchase agreement 2.770%, dated 4/30/2019 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $188,005,465 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $191,453,754.	187,991,000
1,000,000,000		Repurchase agreement 2.750%, dated 4/30/2019 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,076,389 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $1,020,077,941.	1,000,000,000
86,503,000		Repurchase agreement 2.770%, dated 4/30/2019 under which United of Omaha will repurchase securities provided as collateral for $86,509,656 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $88,186,670.	86,503,000
2,700,000,000		Interest in $3,700,000,000 joint repurchase agreement 2.750%, dated 4/30/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,700,282,639 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $3,774,288,329.	2,700,000,000
		TOTAL REPURCHASE AGREEMENTS	23,136,770,437
		U.S. TREASURIES—39.1%
475,000,000	[1]	United States Treasury Bills, 2.390%, 10/17/2019	469,670,631
330,000,000	[1]	United States Treasury Bills, 2.390%, 10/31/2019	326,012,683
220,000,000	[1]	United States Treasury Bills, 2.400%, 10/24/2019	217,418,667
311,400,000	[1]	United States Treasury Bills, 2.430%, 5/2/2019	311,378,980
363,000,000	[1]	United States Treasury Bills, 2.450%, 5/9/2019	362,802,367
272,000,000	[1]	United States Treasury Bills, 2.450%, 7/25/2019	270,426,556
408,000,000	[1]	United States Treasury Bills, 2.460%, 7/18/2019	405,825,359
385,000,000	[1]	United States Treasury Bills, 2.465%, 5/16/2019	384,604,573
480,000,000	[1]	United States Treasury Bills, 2.470%, 7/11/2019	477,661,734
171,000,000	[1]	United States Treasury Bills, 2.470%, 2/27/2020	167,456,786
193,000,000	[1]	United States Treasury Bills, 2.505%, 7/5/2019	192,127,077
182,000,000	[1]	United States Treasury Bills, 2.515%, 1/30/2020	178,516,167
1,055,500,000	[2]	United States Treasury Floating Rate Notes, 2.399% (91-day T-Bill +0.000%), 5/7/2019	1,055,470,681
1,799,500,000	[2]	United States Treasury Floating Rate Notes, 2.432% (91-day T-Bill +0.033%), 5/7/2019	1,799,425,444
854,100,000	[2]	United States Treasury Floating Rate Notes, 2.442% (91-day T-Bill +0.043%), 5/7/2019	854,038,650
949,500,000	[2]	United States Treasury Floating Rate Notes, 2.444% (91-day T-Bill +0.045%), 5/7/2019	948,664,222
1,235,500,000	[2]	United States Treasury Floating Rate Notes, 2.447% (91-day T-Bill +0.048%), 5/7/2019	1,235,654,055
1,112,000,000	[2]	United States Treasury Floating Rate Notes, 2.514% (91-day T-Bill +0.115%), 5/7/2019	1,111,396,088
524,000,000		United States Treasury Notes, 1.250%—1.500%, 5/31/2019	523,542,788
96,000,000		United States Treasury Notes, 1.250%, 6/30/2019	95,800,402
78,000,000		United States Treasury Notes, 1.250%—1.375%, 1/31/2020	77,285,514
281,000,000		United States Treasury Notes, 1.375%—1.625%, 7/31/2019	280,232,697
246,500,000		United States Treasury Notes, 1.375%, 3/31/2020	244,101,030
715,000,000		United States Treasury Notes, 1.500%, 10/31/2019	711,325,260
232,000,000		United States Treasury Notes, 1.500%, 11/30/2019	230,401,100
432,000,000		United States Treasury Notes, 1.875%, 12/31/2019	430,228,900
785,800,000		United States Treasury Notes, 3.375%, 11/15/2019	789,526,408
460,000,000		United States Treasury Notes, 3.625%, 8/15/2019	461,363,539
		TOTAL U.S. TREASURIES	14,612,358,358
		TOTAL INVESTMENT IN SECURITIES—100.9% (AT AMORTIZED COST)	37,749,128,795
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[3]	(320,106,136)
		TOTAL NET ASSETS—100%	$37,429,022,659
3

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
4

Federated Trust for U.S. Treasury Obligations
Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—67.3%
$25,000,000	Interest in $300,000,000 joint repurchase agreement 2.430%, dated 4/18/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $301,215,000 on 6/17/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $306,268,519.	$25,000,000
50,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.440%, dated 4/2/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,006,167,778 on 7/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,022,004,890.	50,000,000
25,000,000	Interest in $400,000,000 joint repurchase agreement 2.440%, dated 4/11/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $402,467,111 on 7/11/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $408,553,094.	25,000,000
10,000,000	Interest in $925,000,000 joint repurchase agreement 2.450%, dated 4/29/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $930,728,576 on 7/29/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $943,628,495.	10,000,000
35,000,000	Interest in $900,000,000 joint repurchase agreement 2.460%, dated 3/27/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $905,535,000 on 6/25/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $920,195,603.	35,000,000
350,000,000	Interest in $5,000,000,000 joint repurchase agreement 2.760%, dated 4/30/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $5,000,383,333 on 5/1/2019. The securities provided as collateral at the end of the period held with State Street Bank, were U.S. Treasury securities with various maturities to 7/15/2026 and the market value of those underlying securities was $5,095,631,816.	350,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 2.440%, dated 1/29/2019 under which Bank of Montreal will repurchase securities provided as collateral for $503,083,889 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $513,145,593.	25,000,000
149,000,000	Interest in $4,410,000,000 joint repurchase agreement 2.750%, dated 4/30/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $4,410,336,875 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $4,498,543,657.	149,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 2.500%, dated 4/30/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,243,056 on 5/7/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,035,450.	25,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 2.430%, dated 4/2/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $501,012,500 on 5/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $510,998,345.	25,000,000
213,000,000	Interest in $4,400,000,000 joint repurchase agreement 2.750%, dated 4/30/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $4,400,336,111 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $4,488,000,015.	213,000,000
25,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.430%, dated 4/2/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,006,142,500 on 7/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $1,021,996,650.	25,000,000
25,000,000	Interest in $950,000,000 joint repurchase agreement 2.440%, dated 4/17/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $955,859,389 on 7/17/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $969,919,569.	25,000,000
350,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.750%, dated 4/30/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,229,167 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,062,075,897.	350,000,000
	TOTAL REPURCHASE AGREEMENTS	1,332,000,000
1

Principal Amount			Value
		U.S. TREASURIES—33.5%
$25,000,000	[1]	United States Treasury Bills, 2.390%, 10/17/2019	$24,719,507
20,000,000	[1]	United States Treasury Bills, 2.390%, 10/31/2019	19,758,344
12,000,000	[1]	United States Treasury Bills, 2.400%, 10/24/2019	11,859,200
14,000,000	[1]	United States Treasury Bills, 2.430%, 5/2/2019	13,999,055
12,000,000	[1]	United States Treasury Bills, 2.450%, 5/9/2019	11,993,467
12,600,000	[1]	United States Treasury Bills, 2.450%, 7/25/2019	12,527,113
17,000,000	[1]	United States Treasury Bills, 2.460%, 7/18/2019	16,909,390
15,000,000	[1]	United States Treasury Bills, 2.465%, 5/16/2019	14,984,594
20,000,000	[1]	United States Treasury Bills, 2.470%, 7/11/2019	19,902,572
8,000,000	[1]	United States Treasury Bills, 2.470%, 2/27/2020	7,834,236
7,000,000	[1]	United States Treasury Bills, 2.505%, 7/5/2019	6,968,340
8,000,000	[1]	United States Treasury Bills, 2.515%, 1/30/2020	7,846,864
29,000,000	[2]	United States Treasury Floating Rate Notes, 2.399% (91-day T-Bill +0.000%), 5/7/2019	28,996,788
84,500,000	[2]	United States Treasury Floating Rate Notes, 2.432% (91-day T-Bill +0.033%), 5/7/2019	84,496,086
45,150,000	[2]	United States Treasury Floating Rate Notes, 2.442% (91-day T-Bill +0.043%), 5/7/2019	45,143,357
45,090,000	[2]	United States Treasury Floating Rate Notes, 2.444% (91-day T-Bill +0.045%), 5/7/2019	45,051,093
29,500,000	[2]	United States Treasury Floating Rate Notes, 2.447% (91-day T-Bill +0.048%), 5/7/2019	29,504,301
59,500,000	[2]	United States Treasury Floating Rate Notes, 2.514% (91-day T-Bill +0.115%), 5/7/2019	59,465,240
4,000,000		United States Treasury Notes, 1.250%—1.375%, 1/31/2020	3,963,407
31,000,000		United States Treasury Notes, 1.250%—1.500%, 5/31/2019	30,972,126
4,000,000		United States Treasury Notes, 1.250%, 6/30/2019	3,991,683
19,000,000		United States Treasury Notes, 1.375%—1.625%, 7/31/2019	18,953,088
13,000,000		United States Treasury Notes, 1.375%, 3/31/2020	12,873,458
42,000,000		United States Treasury Notes, 1.500%, 10/31/2019	41,787,664
10,000,000		United States Treasury Notes, 1.500%, 11/30/2019	9,931,371
23,000,000		United States Treasury Notes, 1.875%, 12/31/2019	22,905,640
37,500,000		United States Treasury Notes, 3.375%, 11/15/2019	37,678,067
19,000,000		United States Treasury Notes, 3.625%, 8/15/2019	19,056,229
		TOTAL U.S. TREASURIES	664,072,280
		TOTAL INVESTMENT IN SECURITIES—100.8% (AT AMORTIZED COST)	1,996,072,280
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[3]	(15,491,923)
		TOTAL NET ASSETS—100%	$1,980,580,357
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining the fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
3

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 24, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 24, 2019